File Nos.  33-91362
                                                                     811-9026
=============================================================================
                      SECURITIES  AND  EXCHANGE  COMMISSION

                            Washington, D.C.  20549

                                   FORM N-4

REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective  Amendment  No.  ___                                   [ ]
      Post-Effective  Amendment  No.  _3_                                  [X]
REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment  No.  _5_                                                  [X]
                       (Check appropriate box or boxes.)

     United  Companies  Separate  Account  One
     _____________________________________
     (Exact  Name  of  Registrant)

     United  Life  &  Annuity  Insurance  Company
     _______________________________________
     (Name  of  Depositor)

     III United Plaza, 8545 United Plaza Boulevard, Baton Rouge, LA 70809-2264
     ____________________________________________________________   __________
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code  (800)  825-7568

     Name  and  Address  of  Agent  for  Service
     _____________________________________
          C. Paul Patsis, President and Chief Executive Officer United Life & Annuity Insurance Company
          III  United  Plaza,  8545  United  Plaza  Blvd.
          Baton  Rouge,  LA  70809-2251

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT    06881
          (203)  226-7866

It  is  proposed  that  this  filing  will  become  effective:

_____  immediately  upon  filing  pursuant  to  paragraph  (b)  of  Rule  485
__X__  on  May  1,  1997  pursuant  to  paragraph  (b)of  Rule  485
_____  60  days  after  filing  pursuant  to  paragraph  (a)(1)  of  Rule  485
_____  on  (date)  pursuant  to  paragraph  (a)(1)  of  Rule  485

If  appropriate,  check  the  following  box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the fiscal year ending December 31, 1996 on or about February 25, 1997.

                             CROSS REFERENCE SHEET
                            (Required  by  Rule  495)

Item No.                                                 Location
--------                                                 ------------------------------------

          PART A

Item 1.   Cover Page                                     Cover Page

Item 2.   Definitions                                    Glossary of Terms

Item 3.   Synopsis                                       Summary

Item 4.   Condensed Financial Information                Appendix A - Condensed
                                                         Financial Information

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies                        ULA; Investment
                                                         Options

Item 6.   Deductions and Expenses                        Expenses

Item 7.   General Description of Variable Annuity
          Contracts                                      The SpectraDirect
                                                         Fixed and Variable Annuity Contracts

Item 8.   Annuity Period                                 Annuity Provisions

Item 9.   Death Benefit                                  Death Benefit

Item 10.  Purchases and Contract Value                   How to Purchase A
                                                         Contract

Item 11.  Redemptions                                    Withdrawals

Item 12.  Taxes                                          Taxes

Item 13.  Legal Proceedings.                             Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information                         Table of Contents of
                                                         the Statement of
                                                         Additional Information




                        CROSS REFERENCE SHEET (CONT'D)
                            (Required by Rule 495)

Item No.                                        Location
--------                                        --------------------

          PART B

Item 15.  Cover Page                            Cover Page

Item 16.  Table of Contents.                    Table of Contents

Item 17.  General Information and History       The Company

Item 18.  Services                              Not Applicable

Item 19.  Purchase of Securities Being Offered  Not Applicable

Item 20.  Underwriters                          Distributor

Item 21.  Calculation of Performance Data       Performance
                                                Information

Item 22.  Annuity Payments.                     Annuity Provisions

Item 23.  Financial Statements                  Financial Statements



                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.







                                    PART A

             THE SPECTRADIRECT FIXED AND VARIABLE ANNUITY CONTRACT

                                   issued by

                  UNITED LIFE & ANNUITY SEPARATE ACCOUNT ONE
               (formerly United Companies Separate Account One)
                                      and

                    UNITED LIFE & ANNUITY INSURANCE COMPANY
              (formerly United Companies Life Insurance Company)

                                  May 1, 1997


This prospectus describes the SpectraDirect Fixed and Variable Annuity Contract offered by United Life & Annuity Insurance Company (ULA, us or we). Until recently, United Life & Annuity Insurance Company (ULA) was known as United Companies Life Insurance Company in the states and jurisdictions in which it is licensed to do business. In each state in which the name change is not yet effective, we may continue to do business as United Companies Life Insurance Company until the name change is formally approved.

The annuity has 13 investment options - the Portfolios listed below, a one year Fixed Account option of ULA and the Interest Adjustment Account.

MFS    VARIABLE  INSURANCE  TRUST
     MFS  Emerging  Growth  Series
     MFS  Total  Return  Series

FEDERATED  INSURANCE  SERIES
     Federated  High  Income  Bond  Fund  II
     Federated  Utility  Fund  II
     Federated  Fund  for  U.S.  Government  Securities  II

DREYFUS  STOCK  INDEX  FUND

DREYFUS  VARIABLE  INVESTMENT  FUND
     Growth  and  Income  Portfolio

SCUDDER  VARIABLE  LIFE  INVESTMENT  FUND
     Money  Market  Portfolio
     International  Portfolio

VAN  ECK  WORLDWIDE  INSURANCE  TRUST
     Worldwide  Hard  Assets  Fund (formerly, Gold and Natural Resources Fund)

THE  ALGER  AMERICAN  FUND
     Alger  American  Growth  Portfolio

Please read this prospectus before investing and keep it for future reference. It contains important information about the SpectraDirect Fixed and Variable Annuity Contract.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. The Table of Contents of the SAI is found on the last page of this prospectus. For a free copy of the SAI, call us at (800) 825-7568 or write us at: P.O. Box 260100, 8545 United Plaza Boulevard, Baton Rouge, LA 70826-0100. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

INQUIRIES.    If  you  have  any  questions  about  your Contract or need more information,  please  contact  us  at:

                    III  United  Plaza
                    8545  United  Plaza  Blvd.
                    Baton  Rouge,  Louisiana  70809-2264
                    (800)  825-7568

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                               TABLE OF CONTENTS

                                                                          PAGE

GLOSSARY  OF  TERMS

SUMMARY

FEE  TABLE

THE  SPECTRADIRECT  FIXED  AND  VARIABLE  ANNUITY  CONTRACT
Owner
Joint  Owner
Annuitant
Beneficiary
Assignment

ANNUITY  PAYMENTS  (THE  INCOME  PHASE)
Annuity  Options

HOW  TO  PURCHASE  A  CONTRACT
Purchase  Payments
Allocation  of  Purchase  Payments
Right  to  Examine  Contract
Accumulation  Units

INVESTMENT  OPTIONS
Voting  Rights
Substitution
Transfers
Dollar  Cost  Averaging  Program
Rebalancing  Program
Asset  Allocation  Programs

PERFORMANCE

EXPENSES
Insurance  Charges
Mortality  and  Expense  Risk  Charge
Administrative  Charge
Contract  Maintenance  Charge
Contingent  Deferred  Sales  Charge
Reduction  or  Elimination  of  the  Contingent  Deferred  Sales  Charge
Transfer  Fee
Premium  Taxes
Income  Taxes
Portfolio  Expenses

TAXES
Annuity  Contracts  in  General
Qualified  and  Non-Qualified  Contracts
Withdrawals  -  Non-Qualified  Contracts
Withdrawals  -  Qualified  Contracts
Withdrawals  -  Tax-Sheltered  Annuities
Diversification

WITHDRAWALS
Systematic  Withdrawal  Program
Suspension  of  Payments  or  Transfers

DEATH  BENEFIT
Upon  Your  Death
Death  Benefit
Death  of  Annuitant

OTHER  INFORMATION
ULA
The  Separate  Account
Distribution
Financial  Statements

APPENDIX  A

APPENDIX  B

TABLE  OF  CONTENTS  OF  THE  STATEMENT  OF  ADDITIONAL  INFORMATION



                               GLOSSARY OF TERMS


We  have  tried to make this prospectus as understandable for you as possible.
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them below.

ACCOUNTS: The Portfolios, the Fixed Account and each Guarantee Period of the Interest Adjustment Account.

ACCUMULATION PHASE: Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase.

ACCUMULATION UNIT: The unit of measurement we use to keep track of the value of your Contract during the Accumulation Phase.

ANNUITANT:  The  natural  person  on  whose  life  we  base  Annuity Payments.

ANNUITY OPTIONS: You can choose among income plans for your Annuity Payments. These are referred to as Annuity Options.

ANNUITY PAYMENTS: You can receive regular income payments from your Contract. These are referred to as Annuity Payments.

BENEFICIARY:  The  person  or  entity  you name to receive any death benefits.

CONTRACT: An individual contract and the certificate issued to participants under a group contract.

FIXED  ACCOUNT:  An  investment  option  without  our  general  account.

GUARANTEE PERIODS: The periods for which interest rates are credited in the Interest Adjustment Account or the Fixed Account.

INCOME DATE: You can choose the month and year in which Annuity Payments will begin. This is referred to as the Income Date.

INCOME PHASE: The period during which we make Annuity Payments to you or someone you name to receive them.

INTEREST ADJUSTMENT ACCOUNT: An investment option within our general account where we guarantee the rate of interest for a specified period (a Guarantee Period).
JOINT  OWNER:  The  Contract  can  be  owned by you and your spouse (the Joint
Owner).

OWNER:  The  person  or  entity entitled to ownership rights under a Contract.

NON-QUALIFIED: If you do not purchase the Contract under a qualified plan, your Contract is referred to as a Non-Qualified Contract.

PORTFOLIO: The variable investment options available under the Contract. Each Portfolio has its own investment objective.

PURCHASE  PAYMENT:  The  money  you  give  us  to  buy  the  Contract.

QUALIFIED: If you purchase the Contract under a qualified plan, it is referred to as a Qualified Contract (examples: individual retirement annuities, tax-sheltered annuities, H.R. 10 plans, and pension and profit-sharing plans).

TAX  DEFERRAL:    Tax  deferral  means  that  you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.



                                    SUMMARY

The following information is a summary of some of the more important features of your annuity Contract. More detailed information is contained in the corresponding sections of this prospectus.

THE SPECTRADIRECT FIXED AND VARIABLE ANNUITY CONTRACT. This prospectus describes individual and group fixed and variable deferred annuity contracts and certificates (together referred to as the "Contracts"). The Contract offered by ULA is a contract between you, the owner, and United Life & Annuity Insurance Company, an insurance company. The Contract provides a means for investing on a Tax-Deferred basis in the Portfolios, the Fixed Account and the Interest Adjustment Account. The SpectraDirect Fixed and Variable Annuity Contract is designed for people seeking long-term Tax-Deferred accumulation of assets, generally for retirement or other long-term purposes. The Tax-Deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may invest in the Fixed Account, the Interest Adjustment Account or the following Portfolios:

MFS    VARIABLE  INSURANCE  TRUST
     MFS  Emerging  Growth  Series
     MFS  Total  Return  Series

FEDERATED  INSURANCE  SERIES
     Federated  High  Income  Bond  Fund  II
     Federated  Utility  Fund  II
     Federated  Fund  for  U.S.  Government  Securities  II

DREYFUS  STOCK  INDEX  FUND

DREYFUS  VARIABLE  INVESTMENT  FUND
     Growth  and  Income  Portfolio

SCUDDER  VARIABLE  LIFE  INVESTMENT  FUND
     Money  Market  Portfolio
     International  Portfolio

VAN  ECK  WORLDWIDE  INSURANCE  TRUST
     Worldwide  Hard  Assets  Fund (formerly, Gold and Natural Resources Fund)

THE  ALGER  AMERICAN  FUND
     Alger  American  Growth  Portfolio

The Portfolios are fully described in the attached Portfolio prospectuses. You can make or lose money in the Portfolios, depending upon market conditions.

The Fixed Account offers an interest rate that is guaranteed by us. You can also invest in the Interest Adjustment Account, which is an option within our general account where we guarantee a specific rate of interest for certain Guarantee Periods. There are currently three Guarantee Periods available - 3, 5 and 7 years. If you withdraw or transfer money from the Interest Adjustment Account prior to the end of the selected Guarantee Period, it may be subject to an interest adjustment (see Appendix B for a discussion of the Interest Adjustment Account).

CURRENTLY, YOU MAY SELECT TO PUT YOUR MONEY IN TEN INVESTMENT OPTIONS (WHICH INCLUDES EACH PORTFOLIO, THE FIXED ACCOUNT AND EACH GUARANTEE PERIOD OF THE INTEREST ADJUSTMENT ACCOUNT).

Like all deferred annuity contracts, your Contract has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, your earnings accumulate on a Tax-Deferred basis and are based on the investment performance of the Portfolio(s) you selected and/or the interest rate earned on the money you have in the Fixed Account and the Interest Adjustment Account. During the Accumulation Phase, the earnings are taxed as income only when you make a withdrawal. The Income Phase occurs when you begin receiving regular payments from your Contract. The amount of the payments you may receive during the Income Phase depends in part upon the amount of money you are able to accumulate in your Contract during the Accumulation Phase.

Until recently, United Life & Annuity Insurance Company (ULA) was known as United Companies Life Insurance Company in the states and jurisdictions in which it is licensed to do business. In each state in which the name change is not yet effective, we may continue to do business as United Companies Life Insurance Company until the name change is formally approved. Prior to May 1, 1997, United Life & Annuity Separate Account One was known as United Companies Separate Account One.

ANNUITY PAYMENTS (THE INCOME PHASE). You can receive monthly Annuity Payments from your Contract by selecting an Annuity Option. During the Income Phase, payments will come from the Fixed Account.

HOW TO PURCHASE A CONTRACT. You can buy a Non-Qualified Contract with $5,000 and a Qualified Contract with $2,000. You can add $500 (or $100 if you use the automatic premium check option) or more any time you like during the Accumulation Phase. Your registered representative can help you fill out the proper forms.

EXPENSES.    The  Contract  has  insurance  features  and investment features, and  there  are  costs  related  to  each.

The annual insurance charges total 1.67% of the average daily value of your Contract allocated to the Portfolios. Each year we also deduct a $30 contract maintenance charge from your Contract. ULA currently waives this charge if the value of your Contract is at least $75,000. There are also annual Portfolio charges which range from .30% to 1.21% of the average daily value of the Portfolio, depending upon the Portfolio(s) you invest in.

You can transfer between accounts up to 12 times a year without charge. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less.

    If you make a withdrawal from the Contract, ULA may assess a contingent deferred sales charge (withdrawal charge). The amount of the charge depends upon how long ULA has had your Purchase
Payment.  The  charge  is:

Number of Complete Years Since
Receipt of Purchase Payment     Charge
------------------------------  -------

             0                     8.5%
             1                     8.0%
             2                     7.5%
             3                     7.0%
             4                     6.5%
             5                     6.0%
             6                     5.0%
             7                     4.0%
             8                     3.0%
             9                     2.0%
            10 years or more       0.0%



Free Withdrawal Amount - You can make a partial withdrawal without incurring a contingent deferred sales charge of the "free withdrawal amount." The free withdrawal amount is equal to the greater of: (a) earnings, or (b) 10% of Purchase Payments at the beginning of the current year. If your withdrawal is not on a Contract anniversary, the free withdrawal amount is equal to the free withdrawal amount at the beginning of the Contract year less amounts withdrawn without the contingent deferred sales charge during the current Contract year. If you make a complete withdrawal, the free withdrawal amount is not available.

In addition, in certain states, you can make a total or partial withdrawal and ULA will not deduct the contingent deferred sales charge if you are confined to a skilled nursing home facility for 90 consecutive days after the first Contract year.

ULA may assess a state premium tax charge which ranges from 0-4.0% (depending upon the state).

TAXES. Your earnings are not taxed until you take them out. In most cases, if you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the taxable amounts withdrawn. Payments during the Income Phase are considered partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable. There are limits to the amount you can withdraw from a Qualified plan known as a 403(b) plan
(or tax-sheltered  annuity).

WITHDRAWALS. You may make a withdrawal at any time during the Accumulation Phase. Any partial withdrawal must be for at least $500 (unless it is made under the Systematic Withdrawal Program). You may request a withdrawal or elect the Systematic Withdrawal Program. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT. If you die during the Accumulation Phase, the person you have selected as your Beneficiary will receive a death benefit.

OTHER  INFORMATION.

     Free Look. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a contingent deferred sales charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment. (Some states require that we return your Purchase Payment.)

     No  Probate.   In most cases, when you die, your Beneficiary will receive the  death  benefit  without  going  through  probate.

ADDITIONAL FEATURES. The Contract offers additional features which you might be interested in. These include:

      Dollar Cost Averaging Program - You can arrange to have a regular amount of money automatically transferred from the Scudder Money Market Portfolio or the Fixed Account to one or more selected Portfolios monthly, quarterly or semi-annually, theoretically giving you a lower average cost per unit over time than a single one time purchase. However, there are no guarantees that this will take place.

      Rebalancing - ULA will automatically readjust your money among the Portfolios to maintain your specified allocation mix. This can be done quarterly, semi-annually or annually if the value of your Contract is at least $5,000.

      Systematic Withdrawal Program - You can elect to receive periodic payments from your Contract. Of course, you may have to pay taxes on the money you receive.



                                   FEE TABLE

OWNER  TRANSACTION  EXPENSES


Contingent Deferred Sales Charge
(see Note 2 below)                 Number of Complete
                                   Years Since Receipt
                                   of Purchase Payment  Charge
                                   -------------------  -------

                                                     0     8.5%
                                                     1     8.0%
                                                     2     7.5%
                                                     3     7.0%
                                                     4     6.5%
                                                     5     6.0%
                                                     6     5.0%
                                                     7     4.0%
                                                     8     3.0%
                                                     9     2.0%
                                      10 years or more     0.0%



Transfer Fee (see Note 3 below)  No charge for first 12 transfers in a Contract year; thereafter the fee is the lesser of $25 or 2% of the amount transferred.

CONTRACT MAINTENANCE CHARGE      30 per Contract per Year.
   (see Note 4 below)



SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge           1.52%
Administrative Charge                        .15%
                                            -----
Total Separate Account Annual Expenses      1.67%



ANNUAL  EXPENSES  OF  THE  PORTFOLIOS
(as  a  percentage  of  the  average  daily  net  assets  of  a  Portfolio)

                                                       Other            Total
                                                       Expenses         Annual Expenses
                                          Management   (after expense    (after expense
                                          Fees         reimbursement)   reimbursement)
                                          -----------  ---------------  ----------------

MFS  VARIABLE INSURANCE TRUST
  MFS Emerging Growth Series(a)                  .75%             .25%             1.00%
  MFS Total Return Series(a)                     .75%             .25%             1.00%
FEDERATED INSURANCE SERIES
  Federated High Income Bond Fund II (b)         .00%             .80%              .80%
  Federated Utility Fund II (c)                  .24%             .61%              .85%
  Federated Fund for
  U.S. Government Securities II (d)              .00%             .80%              .80%
DREYFUS STOCK INDEX FUND                        .245%            .055%              .30%
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income Portfolio                    .75%             .08%              .83%
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Money Market Portfolio                         .37%             .09%              .46%
  International Portfolio (e)                   .863%            .187%             1.05%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund                    1.00%             .23%             1.23%
THE ALGER AMERICAN FUND
  Alger American Growth Portfolio                .75%             .04%              .79%


     (a)  The  adviser  has  agreed  to  bear  expenses  for  each  Series,  subject  to reimbursement  by  each Series, so that each Series' "Other Expenses" do not exceed .25%
of the average daily net assets of the Series during the current fiscal year. Otherwise,
"Other  Expenses" would be .41% and 1.35% for the MFS Emerging Growth Series and the MFS
Total  Return Series, respectively, and "Total Annual Expenses" would be 1.16% and 2.10%
respectively  for  these  Series.  Each  Series  has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with  its  custodian  and  dividend  disbursing  agent,  and  may  enter into other such arrangements  and  directed  brokerage arrangements (which would also have the effect of reducing  the  Series' expenses). Any such fee reductions are not reflected under "Other
Expenses."

     (b)  The  management  fee  has  been reduced to reflect the voluntary waiver of the management  fee. The adviser can terminate this voluntary waiver at any time at its sole discretion.  The maximum management fee is .60%. The total operating expenses were 1.39%
absent  the  voluntary  waiver  of the management fee and the voluntary reimbursement of certain  other  operating  expenses.

     (c)  The  management  fee  has  been reduced to reflect the voluntary waiver of the management  fee. The adviser can terminate this voluntary waiver at any time at its sole discretion.  The maximum management fee is .75%. The total operating expenses were 1.36%
absent  the  voluntary  waiver  of the management fee and the voluntary reimbursement of certain  other  operating  expenses.

     (d)  The  management  fee  has  been reduced to reflect the voluntary waiver of the management  fee. The adviser can terminate this voluntary waiver at any time at its sole discretion.  The maximum management fee is .60%. The total operating expenses were 1.81%
absent  the  voluntary  waiver  of the management fee and the voluntary reimbursement of certain  other  operating  expenses.

     (e)  For  any  calendar  month  during  which  the  average daily net assets of the
International  Portfolio  exceed  $500,000,000,  the  fee  payable  for that month, with respect  to the excess over $500,000,000, is calculated at an annual rate of .775%. As a result, the Adviser received compensation at an annual rate of .863% for the fiscal year ended  December  31,  1996.



EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if (a) you surrender your Contract at the end of each time period and (b) if your Contract is not surrendered or is annuitized:

                                                Time     Periods
                                        1 Year  3 Years  5 Years  10 Years

MFS  VARIABLE INSURANCE TRUST
   MFS Emerging Growth Series          a) $114  a) $162  a) $217  a) $365
                                       b) $ 29  b) $ 87  b) $152  b) $345
   MFS Total Return Series             a) $114  a) $162  a) $217  a) $365
                                       b) $ 29  b) $ 87  b) $152  b) $345
FEDERATED INSURANCE SERIES
   Federated High Income Bond Fund II  a) $112  a) $156  a) $206  a) $340
                                       b) $ 27  b) $ 81  b) $141  b) $320
   Federated Utility Fund II           a) $112  a) $158  a) $209  a) $346
                                       b) $ 27  b) $ 83  b) $144  b) $326
   Federated Fund for
      U.S. Government Securities II    a) $112  a) $156  a) $206  a) $340
                                       b) $ 27  b) $ 81  b) $141  b) $320

DREYFUS STOCK INDEX FUND               a) $106  a) $140  a) $178  a) $275
                                       b) $ 21  b) $ 65  b) $113  b) $255
DREYFUS VARIABLE INVESTMENT FUND
   Growth and Income Portfolio         a) $112  a) $157  a) $208  a) $344
                                       b) $ 27  b) $ 82  b) $143  b) $324
SCUDDER VARIABLE LIFE INVESTMENT FUND
   Money Market Portfolio              a) $108  a) $145  a) $187  a) $296
                                       b) $ 23  b) $ 70  b) $122  b) $276
   International Portfolio             a) $114  a) $164  a) $220  a) $372
                                       b) $ 29  b) $ 89  b) $155  b) $352
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund          a) $116  a) $170  a) $230  a) $395
                                       b) $ 31  b) $ 95  b) $165  b) $375
THE ALGER AMERICAN FUND
   Alger American Growth Portfolio     a) $111  a) $156  a) $206  a) $338
                                       b) $ 26  b) $ 81  b) $141  b) $318




THE ANNUAL EXPENSES OF THE PORTFOLIOS AND THE EXAMPLES ARE BASED ON DATA PROVIDED BY THE RESPECTIVE FUND GROUPS. WE HAVE NOT INDEPENDENTLY VERIFIED SUCH DATA.

      1. The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the Contract. The Fee Table reflects expenses of the Separate Account as well as the Portfolios.

     2. Under certain circumstances, you can make a withdrawal without incurring the contingent deferred sales charge.

     3. ULA will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is part of the Dollar Cost Averaging or Rebalancing Programs.

     4. ULA will not charge the contract maintenance charge if the value of your Contract is at least $75,000 or more. However, if you make a complete withdrawal, ULA will charge the contract maintenance charge. There is no contract maintenance charge assessed during the Income Phase.

     5.    Premium  taxes  are  not  reflected.  They  may  apply.

     6. The assumed average contract size is $25,000. The $30 contract maintenance charge is reflected in the examples as $1.20.

     7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE  SPECTRADIRECT  FIXED  AND  VARIABLE  ANNUITY  CONTRACT

This prospectus describes individual and group fixed and variable deferred annuity contracts and certificates (together referred to as the "Contracts") offered by ULA.

An annuity is a contract between you, the owner, and an insurance company (in this case ULA), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments, beginning on a designated date that is at least three years in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Income Phase.

The Contract benefits from Tax Deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among the available Portfolios, and depending upon market conditions, you can make or lose money in any of these Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the investment performance of the Portfolio(s) you select. The Annuity Payments you will receive during the Income Phase will come from the Fixed Account.

The Contract contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by ULA. There is a one year Guarantee Period available for the Fixed Account. ULA guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with our other general assets. If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.

The Contract also has an Interest Adjustment Account with three Guarantee Periods currently available: 3 years, 5 years and 7 years. Each allocation to a Guarantee Period locks in a fixed annual interest rate declared by ULA.
Withdrawals, transfers or annuitization of amounts from a Guarantee Period prior to the end of that Guarantee Period may be subject to an interest adjustment. See Appendix B to this prospectus for information relating to the Interest Adjustment Account.

We  may  make changes to your Contract in order to comply with applicable law.

OWNER . The SpectraDirect Fixed and Variable Annuity is a group deferred annuity contract. A group contract is issued to a contractholder, for the benefits of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the Owner of a certificate, are entitled to all the rights and privileges of ownership.In some states an individual fixed and variable deferred annuity contract is issued instead, which is identical to the group contract described in this prospectus except that it is issued directly to the Owner. As used in this prospectus, the term Contract refers to your certificate or individual contract. The Owner is as designated at the time the Contract is issued, unless changed. You may change Owners at any time prior to the Income Date. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER . The Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner. Upon the death of either Joint Owner, the surviving spouse will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated. Unless otherwise specified, if there are Joint Owners, both signatures will be required for all transactions except telephone transfers.

ANNUITANT . The Annuitant is the person whose life we look to when we make Annuity Payments. You choose the Annuitant at the time the Contract is issued. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation). Any change of Annuitant is subject to our underwriting rules then in effect. On or after the Income Date, the Annuitant will include any Joint Annuitant.

BENEFICIARY . The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can assign the Contract at any time during your lifetime. ULA will not be bound by the assignment until it receives the written notice of the assignment. ULA will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.

ANNUITY  PAYMENTS  (THE  INCOME  PHASE)

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be at least three years after you buy the Contract. The Income Date may not be later than when the Annuitant reaches age 85 or 10 years after the Contract is issued for Annuitants older than 75. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with thirty (30) days notice to us. You (or someone you designate) will receive the Annuity Payments.

If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option B which provides a life annuity with 120 monthly payments guaranteed. Prior to the Income Date, you can change the Annuity Option. Any change must be requested at least thirty (30) days prior to the Income Date.

Annuity Payments are paid in monthly installments. Annuity Payments will be made on a fixed basis only (which means they will come from the Fixed Account and will not be based on the investment performance of the Portfolios). If the value of your Contract to be applied to an Annuity Option is less than $2,000, we reserve the right to pay you a lump sum amount instead of Annuity Payments. Also, if the Annuity Payments would be or become less than $200, we reserve the right to reduce the frequency of payments so that they will be at least $200.

ANNUITY  OPTIONS

You can choose one of the following Annuity Options or any other Annuity Option you want and that ULA agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION A. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION B. LIFE ANNUITY WITH 60, 120, 180 or 240 MONTHLY PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if, when the Annuitant dies, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you for the rest of the guaranteed period. If you do not want to receive Annuity Payments, you can ask us for a single lump sum.

OPTION C. JOINT AND SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint Annuitant continues to live. The monthly Annuity Payments will end when the last surviving Annuitant dies.

HOW  TO  PURCHASE  A  CONTRACT

PURCHASE  PAYMENTS

A Purchase Payment is the money you give us to buy the Contract. The minimum payment ULA will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as part of an IRA (Individual Retirement Annuity), 401(k) or other Qualified plan, the minimum amount we will accept is $2,000. The maximum amount we will accept without our prior approval is $500,000. You can make additional Purchase Payments of $500 (or as low as $100 if you have selected the automatic premium check option) or more to either type of Contract. We reserve the right to reject any Purchase Payment or application. At the time you buy the Contract, you and the Annuitant cannot be older than 80 years old for a Non-Qualified Contract and 75 years old for a Qualified Contract.

ALLOCATION  OF  PURCHASE  PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account, one or more Guarantee Periods of the Interest Adjustment
Account and/or one or more of the Portfolios you have selected. We ask that you allocate your money in whole percentages with a minimum allocation of 5% of each Purchase Payment or transfer or $500 (whichever is greater). You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. Under certain circumstances, we will allocate your initial Purchase Payment to the Scudder Money Market Portfolio until the end of the right to examine contract period (see below). CURRENTLY, YOU CAN SELECT UP TO TEN INVESTMENT OPTIONS (WHICH INCLUDES EACH PORTFOLIO, THE FIXED ACCOUNT AND EACH GUARANTEE PERIOD OF THE INTEREST ADJUSTMENT ACCOUNT).

Once we receive your Purchase Payment, the necessary information and federal funds (federal funds means monies credited to a bank's account with its regional federal reserve bank), we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

RIGHT  TO  EXAMINE  CONTRACT

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, ULA will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. In certain states or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will allocate your Purchase Payment to the Scudder Money Market Portfolio (except for any portion of your Purchase Payment which you selected to be allocated to the Fixed Account and/or the Interest Adjustment Account) for 15 days after we issue your Contract (right to examine contract period). (In some states, the period may be longer.) At the end of the right to examine contract period, we will re-allocate your Purchase Payment as you selected.

ACCUMULATION  UNITS

The value of the portion of your Contract allocated to the Portfolios will go up or down depending upon the investment performance of the Portfolio(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund).

Every business day we determine the value of an Accumulation Unit by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

     1. dividing the value of a Portfolio share at the end of the current period by the value of a Portfolio share for the previous period; and

     2.    subtracting  from  that  amount  any  insurance  charges.

The  value  of  an  Accumulation  Unit  may  go  up  or  down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Portfolio by the value of the Accumulation Unit for that Portfolio.

We calculate the value of an Accumulation Unit for each Portfolio after the New York Stock Exchange closes each day and then credit your Contract accordingly.

EXAMPLE:

On Tuesday we receive an additional Purchase Payment of $4,000 from you. You have told us you want this to go to the Alger American Growth Portfolio. When the New York Stock Exchange closes on that Tuesday, we determine that the value of an Accumulation Unit for investment in the Alger American Growth Portfolio is $11.25. We then divide $4,000 by $11.25 and credit your Contract on Tuesday night with 355.55 Accumulation Units for the Alger American Growth Portfolio.

INVESTMENT  OPTIONS

When  you buy the Contract you have the opportunity to allocate your money to:
(1)  the  Fixed  Account;  (2)  the  Interest  Adjustment Account; and (3) the
Portfolios set forth below. Additional Portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE PORTFOLIOS ACCOMPANY THIS PROSPECTUS.

MFS    VARIABLE  INSURANCE  TRUST
     Massachusetts Financial Services Company is the investment adviser to each Series. The Trust is comprised of twelve Series, the following two of which are available under the Contracts:
        MFS  Emerging  Growth  Series
        MFS  Total  Return  Series

FEDERATED  INSURANCE  SERIES
     Federated Advisers is the investment adviser to each Fund. The Trust has eight separate Funds, the following three of which are available under the
Contracts:
        Federated  High  Income  Bond  Fund  II
        Federated  Utility  Fund  II
        Federated  Fund  for  U.S.  Government  Securities  II

DREYFUS  STOCK  INDEX  FUND
     The Dreyfus Corporation serves as the Fund's manager and Mellon Equity Associates serves as the Fund's index fund manager.

DREYFUS  VARIABLE  INVESTMENT  FUND
     The Dreyfus Corporation serves as the investment adviser. The Fund is comprised of thirteen Portfolios, the following one of which is available under the Contracts:
        Growth  and  Income  Portfolio

SCUDDER  VARIABLE  LIFE  INVESTMENT  FUND
     Scudder, Stevens & Clark, Inc. is the investment adviser to the Fund. The Fund is comprised of seven Portfolios, of which the following two are available under the Contracts:
        Money  Market  Portfolio
        International  Portfolio

VAN  ECK  WORLDWIDE  INSURANCE  TRUST
     Van Eck Associates Corporation is the investment adviser to the Fund. The Trust is comprised of five funds, the following one of which is available under the Contracts:
        Worldwide Hard Assets Fund (formerly, Gold and Natural Resources Fund)

THE  ALGER  AMERICAN  FUND
     Fred Alger Management, Inc. is the investment manager. The Trust is comprised of six Portfolios, the following one of which is available under the
Contracts:
        Alger  American  Growth  Portfolio

Shares of the Portfolios are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and (with respect to certain of the Portfolios) variable life insurance policies of various life insurance companies which may or may not be affiliated. The Portfolios do not believe that offering their shares in this manner will be disadvantageous to you. Nevertheless, the Board of Trustees or the Boards of Directors, as applicable, intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If such a conflict were to occur, one or more insurance company separate accounts might withdraw its investments in a Portfolio. An irreconcilable conflict might result in the withdrawal of a substantial amount of a Portfolio's assets which could adversely affect such Portfolio's net asset value per share.

VOTING  RIGHTS

ULA is the legal owner of the Portfolio shares. However, ULA believes that when a Portfolio solicits proxies in conjunction with a shareholder vote, it is required to obtain from you and other Contract owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that ULA owns on its own behalf. Should ULA determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

ULA may be required to substitute one of the Portfolios you have selected with another Portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.

TRANSFERS

During the Accumulation Phase, you can transfer money among the Portfolios, Fixed Account and the Interest Adjustment Account, after the right to examine contract period is over. During the Accumulation Phase, ULA currently allows you to make as many transfers as you want to each year. However, this product is not designed for professional market timing organizations or other individuals using programmed and frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to stop or prohibit these types of transfers if we determine that they could harm a Portfolio.

If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is the lesser of $25 per transfer or 2% of the amount transferred. The following applies to any transfer:

     1. The minimum amount which you can transfer is $250 from an Account or your entire value in the Account. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program (which is described below).

     2. You cannot make transfers during the right to examine contract period.

     3. The minimum amount which must remain in an Account after a transfer is $500, or $0 if the entire amount in the Account is transferred.

     4. The maximum amount which can be transferred from the Fixed Account to the Portfolios is 25% of the value of your Contract in the Fixed Account in any one Contract year. This requirement is waived if the transfer is made pursuant to the Dollar Cost Averaging or Rebalancing Programs.

     5. The maximum amount which can be transferred from each Guarantee Period in the Interest Adjustment Account to the Portfolios, the Fixed Account or another Guarantee Period of the Interest Adjustment Account is 25% of the value of your Contract in the Interest Adjustment Account as of the beginning of the current Contract year. If there was no Contract value in the Interest Adjustment Account at the beginning of the year, then the transfer is limited to 25% of the Purchase Payment allocated to the Interest Adjustment Account.

     6. We reserve the right, at any time, to terminate, suspend or modify the transfer privileges described above.

     7.  You  cannot  make  transfers  during  the  Income  Phase.

You cannot make transfers during the Income Phase. You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless ULA is instructed otherwise, ULA will accept telephone instructions from either one of you. ULA will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We may tape record all telephone instructions. The telephone privilege may be discontinued at any time.

DOLLAR  COST  AVERAGING  PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money on a monthly, quarterly or semi-annual basis from the Scudder Money Market Portfolio or the Fixed Account to one or more Portfolios. Transfers to the Fixed Account or Interest Adjustment Account are not permitted under Dollar Cost Averaging. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. The minimum amount which may be transferred is $500 (per Portfolio). We will notify you for instructions if at any time the value of the Scudder Money Market Portfolio or the Fixed Account is not sufficient to make the requested transfer.

All Dollar Cost Averaging transfers will be made at any time prior to the 25th of a calendar month. If you choose this Program, you must participate in it for at least one year.

If you participate in the Dollar Cost Averaging Program, the transfers made under the Program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and the Rebalancing Program at the same time.

We reserve the right to terminate, suspend or modify the Dollar Cost Averaging Program.

REBALANCING  PROGRAM

Once your money has been invested, the performance of the Portfolios and the earnings from the Fixed Account and Guarantee Periods of the Interest Adjustment Account may cause your allocation to shift. The Rebalancing Program
is  designed  to  help  you  maintain  your specified allocation mix     among
     the different Portfolios. You can direct us to readjust your money quarterly, semi-annually or annually to return to your particular percentage allocations. The value of your Contract must be at least $5,000 to have transfers made under this Program. You may not rebalance your money in the Fixed Account or the Interest Adjustment Account. If you participate in the Rebalancing Program, the transfers made under the Program are not taken into account in determining any transfer fee. You may not participate in the Rebalancing Program and the Dollar Cost Averaging Program at the same time.

ASSET  ALLOCATION  PROGRAMS

ULA understands the importance of having available on a continuous basis advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. ULA has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser. You are responsible for the compensation of the adviser you choose.

Under certain asset allocation programs, if you are under age 59 1/2, you will be billed for the services of the investment adviser. If you are 59 1/2 or older, ULA will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and will be includible in gross income for federal tax purposes and, under certain circumstances, may be subject to a tax penalty.

PERFORMANCE

ULA may periodically advertise performance of the various Portfolios. ULA will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges, the contract maintenance charge and the expenses of the Portfolio. It does not reflect the deduction of any applicable contingent deferred sales charge. The deduction of any applicable contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios.

The Portfolios have been in existence for some time and have investment performance history. However, the Contracts are relatively new. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, ULA prepares hypothetical performance information. The performance is based on the performance of the Portfolios, modified to reflect the charges and expenses of your Contract as if it had been in existence for the time periods shown. ULA will also provide standardized total return performance figures for the Accumulation Unit values for the applicable time periods, where available. The information is based upon the historical experience of the Portfolios and does not necessarily represent what your investment would earn in those Portfolios.

   From time to time, we may advertise the Scudder Money Market Portfolio's
yield and effective yield.      ULA may also in the future advertise yield
information for one or more of the other Portfolios. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data and does not guarantee future results of the Portfolios.

EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE  CHARGES

We deduct insurance charges each day. We do this as part of the calculation of the value of the Accumulation Units. The insurance charges are: 1) the mortality and expense risk charge and 2) the administrative charge.

MORTALITY AND EXPENSE RISK CHARGE . This charge is equal, on an annual basis, to 1.52% of the average daily value of the Contract invested in a Portfolio, after the deduction of expenses. This charge compensates us for all the insurance benefits provided by your Contract (for example, the guarantee of annuity rates, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). Approximately 1.25% of the mortality and expense risk charge is for the standard death benefit and approximately .27% is for the enhanced death benefit (see the "Death Benefits" section of this prospectus). The portion of the charge which is to pay for the enhanced death benefit will be charged to all Contracts issued, whether or not your state permits us to offer the enhanced death benefit (which means that you may pay for a benefit you do not receive).

ADMINISTRATIVE CHARGE . This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Portfolio, after the deduction of expenses. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual reports and statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every Accumulation Unit value, you may pay more in administrative costs than those that are associated solely with your Contract. ULA does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the Contracts in the future, ULA will bear the loss.

CONTRACT  MAINTENANCE  CHARGE

Every year on the anniversary of the date when your Contract was issued, ULA deducts $30 from your Contract as a contract maintenance charge. During the Accumulation Phase, if the value of your Contract is at least $75,000 when the deduction for the charge is to be made, ULA will not deduct this charge. If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. During the Income Phase, no contract maintenance charge will be deducted. This charge is for administrative expenses (see above) and cannot be increased.

CONTINGENT  DEFERRED  SALES  CHARGE

Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract (see the "Withdrawals" section). ULA keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon how long ULA has had your payment. The charge is calculated at the time of each withdrawal and will be deducted from the value remaining in your Contract. The charge is:

Number of complete years from                                                                   10 years
   receipt of Purchase Payment:      0     1     2     3     4     5     6     7     8     9   or more
Contingent Deferred Sales Charge:  8.5%  8.0%  7.5%  7.0%  6.5%  6.0%  5.0%  4.0%  3.0%  2.0%        0%%



However, after ULA has had a Purchase Payment for 10 years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, ULA treats withdrawals as coming from the oldest Purchase Payments first. ULA does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Free Withdrawal Amount - You can make a partial withdrawal without incurring a contingent deferred sales charge of the "free withdrawal amount." The free withdrawal amount is equal to the greater of: (a) earnings; or (b) 10% of Purchase Payments at the beginning of the current year. If your withdrawal is not on a Contract anniversary, the free withdrawal amount is equal to the free withdrawal amount at the beginning of the Contract year less amounts withdrawn without the contingent deferred sales charge during the current Contract year. If you make a complete withdrawal, the free withdrawal amount is not available. Any amounts withdrawn as the free withdrawal amount will not be subject to an Interest Adjustment.

In addition, in certain states, you can make a total or partial withdrawal and ULA will not deduct the contingent deferred sales charge if you are confined to a skilled nursing home facility for 90 consecutive days after the first Contract year.

REDUCTION  OR  ELIMINATION  OF  THE  CONTINGENT  DEFERRED  SALES  CHARGE

ULA will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with ULA. ULA will not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of ULA or any of its affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval.

TRANSFER  FEE

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer.

If the transfer is part of the Dollar Cost Averaging or Rebalancing Programs, it will not count in determining the transfer fee.

PREMIUM  TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. ULA is responsible for the payment of these taxes and will make a deduction from the value of your Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is ULA's current practice to pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 4.0%, depending on the state.

INCOME  TAXES

ULA will deduct from the Contract any income taxes which it may incur because of the Contract. Currently, ULA is not making any such deductions.

PORTFOLIO  EXPENSES

There are deductions from and expenses paid out of the assets of the various portfolios which are described in the prospectuses for the Portfolios.

TAXES

NOTE: ULA HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. ULA HAS INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY  CONTRACTS  IN  GENERAL

Annuity Contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on the earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than tax-qualified trusts), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax-Deferral. Income may be taxed as ordinary income every year.

QUALIFIED  AND  NON-QUALIFIED  CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) Contracts), H.R. 10 Plans (sometimes referred to as Keogh Plans), pension and profit-sharing plans, which include 401(k) plans and Section 457 Deferred Compensation Plans.

If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

WITHDRAWALS  -  NON-QUALIFIED  CONTRACTS

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity Contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer; (5) paid under an immediate annuity; or (6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS  -  QUALIFIED  CONTRACTS

The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of withdrawals from Qualified Contracts is contained in the Statement of Additional Information.

WITHDRAWALS  -  TAX-SHELTERED  ANNUITIES

The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner:
(1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. ULA believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not ULA would be considered the owner of the shares of the Portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolio Owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, ULA reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

WITHDRAWALS

You can have access to the money in your Contract: (1) by making a withdrawal (either a partial or a total withdrawal); (2) by receiving Annuity Payments; or (3) when a death benefit is paid to your Beneficiary. Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See Expenses for a discussion of the charges.) A partial withdrawal is taken first from the value of the Contract for which the free withdrawal provision applies and then from the value for which there is no waiver.

Any partial withdrawal must be for at least $500 (unless it is made under the Systematic Withdrawal Program, see below). Unless you tell us otherwise, partial withdrawals will be made pro-rata from the Portfolios. ULA requires that after you make a partial withdrawal the value of your Contract must be at least $2,000 and the value of any Account must be at least $500. A partial withdrawal from the Fixed Account or the Interest Adjustment Account is made first from the one year Fixed Account Guarantee Period and then next from the Guarantee Period of the shortest remaining duration and then from the Guarantee Period with the earliest effective date where the Guarantee Periods are of the same duration. A withdrawal from the Interest Adjustment Account may be subject to an adjustment (see Appendix B for information regarding the Interest Adjustment Account).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see - Taxes and the discussion in the SAI.

SYSTEMATIC  WITHDRAWAL  PROGRAM

If the value of your Contract is at least $12,000, ULA offers a Program which provides automatic periodic payments to you each year. Systematic withdrawals can be made at any time, including during the first year. You can instruct us how much you want to withdraw under the Program as long as each payment is at least $100. You may terminate systematic withdrawals by giving us thirty (30) days prior written notice. We do not currently charge for systematic withdrawals but reserve the right to charge for them in the future. The contingent deferred sales charge may apply to systematic withdrawals (see "Expenses"). Systematic withdrawals are available for Qualified and Non-Qualified Contracts.

INCOME  TAXES  AND  TAX  PENALTIES  MAY  APPLY  TO  SYSTEMATIC  WITHDRAWALS.

SUSPENSION  OF  PAYMENTS  OR  TRANSFERS

ULA may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.    trading  on  the  New  York  Stock  Exchange  is  restricted;

     3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or ULA cannot reasonably value the Portfolio shares;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

ULA has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account or the Interest Adjustment Account for the period permitted by law but not for more than six months.

DEATH  BENEFIT

UPON  YOUR  DEATH

If you die during the Accumulation Phase, ULA will pay a death benefit to your Beneficiary (see below). No death benefit is paid during the Income Phase. If you have a Joint Owner, and the Joint Owner dies, the surviving Owner will be considered the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Joint Owners must be spouses.

DEATH  BENEFIT

The death benefit will be the value of your Contract in the Fixed Account and the Interest Adjustment Account plus the greater of:

     (a) the value of your Contract invested in the Portfolios as of the date ULA receives proof of death and an election for the method of payment; or

     (b) the Purchase Payments you have made which are invested in the Portfolios, less any money taken out and transfers from the Portfolios (and related contingent deferred sales charges and transfer fees) (referred to as "net purchase payments"), increased by 6% per year up to the first Contract anniversary after your 75th birthday (up to a maximum of two times the net purchase payments); or

     (c) the highest reset value up to the date of death. The reset value is the value of your Contract invested in the Portfolios on each 10th Contract anniversary prior to your 85th birthday, plus Purchase Payments you have made after such Contract anniversary and invested in the Portfolios, less any money taken out and transfers from the Portfolios after such anniversary and any related contingent deferred sales charges and transfer fees.

The above death benefit is the enhanced death benefit. It may not be available in your state. If it is not, the death benefit (standard death benefit) will be the greater of:

     (a) the Purchase Payments you have made, less any money you have taken out and related contingent deferred sales charges; or

     (b) the value of your Contract on the date we receive both proof of death and an election for the payment method.

Approximately 1.25% of the mortality and expense risk charge is for the standard death benefit and approximately .27% is for the enhanced death benefit (see the "Expenses" section of this prospectus). The portion of the charge which is to pay for the enhanced death benefit will be charged to all Contracts issued, whether or not your state permits us to offer the enhanced death benefit (which means that you may pay for a benefit you do not receive).

A Beneficiary may request that the death benefit be paid in one of the following ways: (1) lump sum payment of the death benefit; (2) payment of the entire death benefit within 5 years of the date of death; or (3) payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. Any portion of the death benefit not applied under (3) above within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Beneficiary is the spouse of the Owner, he/she can choose to continue the Contract in his/her own name at the then current value, elect a lump sum payment of the death benefit or apply the death benefit to an Annuity Option. Payment to the Beneficiary, other than in a lump sum, may only be elected during the sixty-day period beginning with the date we receive proof of death. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven days.

If you (or any Joint Owner) die during the Income Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Income Phase, the Beneficiary becomes the Owner.

DEATH  OF  ANNUITANT

If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If a new Annuitant is not named within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Owner at least as rapidly as they were being paid at the Annuitant's death.

OTHER  INFORMATION

ULA

United Life & Annuity Insurance Company (ULA), 8545 United Plaza Boulevard, Baton Rouge, Louisiana 70809-2264, is a stock life insurance company domiciled in Louisiana and organized in 1955. ULA is authorized to conduct business in 47 states, the District of Columbia and Puerto Rico. On July 24, 1996, Pacific Life and Accident Insurance Company (PLAIC) acquired one hundred percent ownership of ULA. PLAIC is a wholly-owned subsidiary of PennCorp Financial Group, Inc. (PennCorp). PennCorp is a publicly-traded insurance holding company, the principal subsidiaries of which are insurance companies.

Until recently, United Life & Annuity Insurance Company (ULA) was known as United Companies Life Insurance Company. ULA is in the process of formalizing the name change to United Life & Annuity Insurance Company in the states and jurisdictions in which it is licensed to do business. In each state in which the name change is not yet effective, we may continue to do business as United Companies Life Insurance Company until the name change is formally approved.

THE  SEPARATE  ACCOUNT

ULA established a separate account, United Life & Annuity Separate Account One (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 1997, the Separate Account was known as United Companies Separate
Account One.Our Board of Directors adopted a resolution to establish the Separate Account under Louisiana insurance law on November 2, 1994. ULA has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts. Each sub-account invests in a Portfolio.

The assets of the Separate Account are held in ULA's name on behalf of the Separate Account and legally belong to ULA. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

DISTRIBUTION

United Variable Services, Inc. (UVS), 8545 United Plaza Boulevard, Baton Rouge, Louisiana 70809-2264, acts as the distributor of the Contracts. UVS is a wholly-owned subsidiary of ULA. Commissions will be paid to broker-dealers who sell the Contracts.

FINANCIAL  STATEMENTS

The financial statements of ULA and the Separate Account have been included in the Statement of Additional Information.



APPENDIX  A

                        CONDENSED FINANCIAL INFORMATION

                           Accumulation Unit Values

The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Separate Account's financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes thereto which appear in the Statement of Additional Information.


                                                                Period from      Period from
                                                                commencement of  commencement
                                                 Date of        operations or    of operations
                                                 Commencement   for Year Ended   through
                                                 of Operations  12-31-96         12-31-95

ALGER AMERICAN GROWTH SUB-ACCOUNT
   Unit value at beginning of period                  12/15/95  $         10.05  $        10.00
   Unit value at end of period                                  $         11.21  $        10.05
   Number of units outstanding at end of period                         223,099           6,521

DREYFUS STOCK INDEX SUB-ACCOUNT
   Unit value at beginning of period                  12/15/95  $         10.15  $        10.00
   Unit value at end of period                                  $         12.24  $        10.15
   Number of units outstanding at end of period                         161,011           4,041

DREYFUS GROWTH AND INCOME SUB-ACCOUNT
   Unit value at beginning of period                    1/2/96  $         10.48  N/A
   Unit value at end of period                                  $         12.44
   Number of units outstanding at end of period                         109,336

FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
   Unit value at beginning of period                  12/15/95  $         10.16  $        10.00
   Unit value at end of period                                  $         11.42  $        10.16
   Number of units outstanding at end of period                         163,448             456

FEDERATED UTILITY FUND II SUB-ACCOUNT
   Unit value at beginning of period                   2/21/96  $         10.30  N/A
   Unit value at end of period                                  $         11.30
   Number of units outstanding at end of period                          37,035

FEDERATED FUND FOR U.S. GOVERNMENT
SECURITIES II SUB-ACCOUNT
   Unit value at beginning of period                    1/2/96  $         10.14  N/A
   Unit value at end of period                                  $         10.39
   Number of units outstanding at end of period                          22,384

MFS EMERGING GROWTH SUB-ACCOUNT
   Unit value at beginning of period                  12/15/95  $         10.19  $        10.00
   Unit value at end of period                                  $         11.73  $        10.19
   Number of units outstanding at end of period                         199,515             100

MFS TOTAL RETURN SUB-ACCOUNT
   Unit value at beginning of period                  12/15/95  $         10.25  $        10.00
   Unit value at end of period                                  $         11.52  $        10.25
   Number of units outstanding at end of period                         121,925           2,346



SCUDDER MONEY MARKET SUB-ACCOUNT
   Unit value at beginning of period                  11/28/95  $         10.04  $        10.00
   Unit value at end of period                                  $         10.37  $        10.04
   Number of units outstanding at end of period                         210,903           7,407

SCUDDER INTERNATIONAL SUB-ACCOUNT
   Unit value at beginning of period                  12/15/95  $         10.11  $        10.00
   Unit value at end of period                                  $         11.42  $        10.11
   Number of units outstanding at end of period                         101,078               6

VAN ECK WORLDWIDE HARD ASSETS SUB-ACCOUNT
   Unit value at beginning of period                    1/2/96  $         10.14  N/A
   Unit value at end of period                                  $         11.77
   Number of units outstanding at end of period                           7,122




APPENDIX  B

     THE  INTEREST  ADJUSTMENT  ACCOUNT

You may allocate your Purchase Payment to one or more Guarantee Periods of the Interest Adjustment Account. Currently, we offer three Guarantee Periods in the Interest Adjustment Account - 3 years, 5 years and 7 years. During the Accumulation Phase, you may make transfers from the Portfolios or the Fixed Account to the Guarantee Periods on the next Contract anniversary. There will be an initial current interest rate for a Guarantee Period. After the Guarantee Period ends, the current interest rate for any subsequent Guarantee Period may be different.

Because of certain exemptive and exclusionary provisions, interests in the Interest Adjustment Account are not registered under the Securities Act of 1933 and the Interest Adjustment Account is not registered as an investment company under the Investment Company Act of 1940. Therefore, neither the Interest Adjustment Account nor any interests in it are subject to the provisions of these Acts and ULA has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Interest Adjustment Account. Disclosures regarding the Interest Adjustment Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

During the thirty (30) days prior to the end of a Guarantee Period, you may elect to renew for the same or any other Guarantee Period or may transfer to the Fixed Account or the Portfolios.

Except on the latest Annuity Date, if you make a withdrawal, transfer from or begin receiving Annuity Payments from a Guarantee Period of the Interest Adjustment Account prior to the end of the Guarantee Period, the amounts withdrawn, transferred or applied to an Annuity Option may be subject to an interest adjustment (see below). However, no interest adjustment will be applied in the following situations: (1) payment of a death benefit; (2) amounts withdrawn to pay fees and charges; (3) amounts withdrawn as the free withdrawal amount; and (4) amounts withdrawn or transferred within thirty (30) days prior to the end of the Guarantee Period.

The interest adjustment will be calculated using the formula which provides you with the larger value. The formulas are calculated by: (a) multiplying the amount withdrawn, transferred or annuitized by the formula below or by (b) accumulating the Purchase Payment withdrawn, transferred or annuitized by 3% annually. Both (a) and (b) will be adjusted for any applicable contingent deferred sales charges and any prior deductions for withdrawals and taxes. The interest adjustment factor is equal to:

                                (1+i)        n/12
                           [---------------]       -1
                              (1+j+.004)

where  i =  Current interest rate credited to the value of your Contract allocated to a Guarantee Period as of the beginning of the Guarantee Period.

       j =  Current interest rate then being offered for new Guarantee
            Periods with durations equal to the number of years in the current Guarantee Period.

       n =  Number of full months remaining in the Guarantee Period.



The interest adjustment may be positive or negative. The interest adjustment will be an addition to or deduction from the remaining amount of the value of your Contract (except when you make a complete withdrawal).



         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Company

Independent  Auditors

Legal  Opinions

Distributor

Reduction  or  Elimination  of  the  Contingent  Deferred  Sales  Charge

Yield  Calculation  For  Money  Market  Sub-Account

Performance  Information

Tax  Status

Annuity  Provisions

Financial  Statements


       ________________________________________________________________________


                                                              __________________

                                                              __________________

                                                              __________________



FRONT
-----

       United Life & Annuity Insurance Company
       P.O. Box 260100
       Baton Rouge, LA 70826-0100





       ________________________________________________________________________



       ________________________________________________________________________



       Please send me, at no charge, the Statement of Additional Information dated May 1, 1997, for the SpectraDirect Fixed and Variable Annuity
       Contract issued by United Life & Annuity Insurance Company.

       (Please print or type and fill in all information)

BACK   ________________________________________________________________________
-----
       Name

       ________________________________________________________________________
       Address

       ________________________________________________________________________
       City                               State                   Zip Code

       ________________________________________________________________________
       Form #






                                    PART B


                      STATEMENT OF ADDITIONAL INFORMATION

               INDIVIDUAL AND GROUP FIXED AND VARIABLE DEFERRED
                               ANNUITY CONTRACTS

                                   ISSUED BY

                  UNITED LIFE & ANNUITY SEPARATE ACCOUNT ONE
               (formerly United Companies Separate Account One)

                                      AND

                    UNITED LIFE & ANNUITY INSURANCE COMPANY
              (formerly United Companies Life Insurance Company)



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1997, FOR THE INDIVIDUAL AND GROUP FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: UNITED LIFE & ANNUITY INSURANCE COMPANY, P.O. BOX 260100, BATON ROUGE, LOUISIANA 70826-0100, (800) 825-7568.

THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  IS  DATED  MAY  1,  1997.


                               TABLE OF CONTENTS

                                                                       PAGE

Company3

Independent  Auditors3

Legal  Opinions      4

Distributor4

Reduction  or  Elimination  of  the  Contingent  Deferred  Sales  Charge4

Yield  Calculation  For  Money  Market  Sub-Account4

Performance  Information5

Tax  Status7

Annuity  Provisions14

Financial  Statements14

                                    COMPANY

United Life & Annuity Insurance Company ("ULA" or the "Company") is a stock life insurance company domiciled in Louisiana and organized in 1955. ULA is licensed to do business in 47 states, the District of Columbia and Puerto Rico. Until recently, United Life & Annuity Insurance Company was known as United Companies Life Insurance Company. ULA is in the process of formalizing the name change to United Life & Annuity Insurance Company in the states and jurisdictions in which it is licensed to do business. In each state in which the name change is not yet effective, the Company may continue to do business as United Companies Life Insurance Company until the name change is formally approved.

On July 24, 1996, Pacific Life and Accident Insurance Company ("PLAIC") acquired one hundred percent ownership of the Company from United Companies Financial Corporation ("UCFC"), including its wholly-owned subsidiary United Variable Services, Inc., a registered broker-dealer which acts as the principal underwriter of the Contracts issued by the Company (the "Acquisition").

Under the terms of the Acquisition, the sales price was comprised of cash, estimated, as of January 30, 1996, to be $109 million, and real estate and other assets owned by the Company to be distributed to UCFC prior to the acquisition. The real estate to be distributed included portions of the United Plaza office park, including UCFC's home office. In addition, UCFC purchased a convertible promissory note from an affiliate of the purchaser for $15 million in cash. The purchaser also agreed that the Company would continue to be an investor in first lien home equity loans originated by UCFC's lending operations and that the purchaser would use commercially reasonable efforts to maintain the Company's home office operations in its present location in Baton Rouge, Louisiana following the closing for at least two years.

PLAIC is a Texas domestic life insurance company, formed on May 31, 1985. PLAIC is a wholly-owned life insurance subsidiary of PennCorp Financial Group, Inc. ("PennCorp") and acts as the holding company for the stock of Pennsylvania Life Insurance Company and Professional Insurance Corporation.

PennCorp is a publicly-traded insurance holding company the principal subsidiaries of which are insurance companies with operations throughout the United States and Canada, the executive offices of which are located in Baton Rouge, Louisiana, Raleigh, North Carolina, Jacksonville, Florida, Waco, Texas and Toronto, Canada.

                             INDEPENDENT AUDITORS

The consolidated financial statements and financial statement schedules of United Companies Life Insurance Company and subsidiary as of December 31, 1996 and for the periods from July 24, 1996 to December 31, 1996 (Successor period) and from January 1, 1996 to July 23, 1996 (Predecessor period) and the financial statements of United Companies Separate Account One as of December 31, 1996 and for the year then ended have been audited by KPMG Peat Marwick LLP, independent auditors, as stated in their reports appearing herein.

The financial statements of United Companies Life Insurance Company and subsidiary as of December 31, 1995 and for each of the two years in the period ended December 31, 1995 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein.

                                LEGAL OPINIONS

Legal matters in connection with the Contracts described herein are being passed upon by the law firm of Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut.

                                  DISTRIBUTOR

United Variable Services, Inc., a wholly-owned subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.

       REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of the following factors: 1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge will be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                 YIELD CALCULATION FOR MONEY MARKET PORTFOLIO

The Money Market Portfolio will calculate its current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 1996, the annualized yield of the Money Market Portfolio was 3.21%.

The current yield of the Money Market Portfolio is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Portfolio at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Money Market Portfolio computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Portfolio assets. For the seven calendar days ended December 31, 1996, the effective yield of the Money Market Portfolio was 3.26%.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Portfolio and changes in the interest rates on such investments, but also on changes in the Money Market Portfolio's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Portfolio and for providing a basis for comparison with other investment alternatives. However, the Money Market Portfolio's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                            PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.52% Mortality and Expense Risk Charge, a
 .15% Administrative Charge, the expenses for the underlying Portfolio being advertised and any applicable Contract Maintenance Charge. Any such advertisement will also include average annual total return for the time periods indicated in the advertisement and will reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Charge, the Contract Maintenance Charge, the Contingent Deferred Sales Charge and the expenses for the underlying Portfolio being advertised.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
                                          n
                                P  (1+T)    =    ERV

     P    =  a hypothetical initial payment of $1,000
     T    =  average annual total return
     n    =  number of years
     ERV  =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.



In addition to total return data, the Company may include yield information in its advertisements. For each Portfolio (other than the Money Market Portfolio) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:




                                                6
                             Yield  =    (a-b)
                                     2 [ -----    -  1  ]
                                         cd

Where:
        a = Net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account.

        b =  Expenses accrued for the period (net of reimbursements).

        c = The average daily number of Accumulation Units outstanding during the period.

        d = The maximum offering price per Accumulation Unit on the last day of the period.



The Company may also advertise performance data which will be computed on a different basis.

HYPOTHETICAL  PERFORMANCE  INFORMATION

The Sub-Accounts of the Separate Account are relatively new and therefore have little or no meaningful investment performance history. However, the corresponding Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios affects Accumulation Unit values, the following hypothetical performance information was developed. The information is based upon the historical experience of the Portfolios and is for the periods shown.

Actual performance will vary and the hypothetical results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown below. Chart 1 shows the performance of the Accumulation Units calculated for a specified period of time assuming an initial Purchase Payment of $1,000 allocated to each Portfolio and a deduction of all charges and deductions (see "Expenses" in the Prospectus for more information). Chart 2 is identical to Chart 1 except that it does not reflect the deduction of the Contingent Deferred Sales Charge. The hypothetical performance figures in both charts also reflect the actual fees and expenses paid by the Portfolio. The percentage increases are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value.

For  the  Periods  Ended  12/31/96:

CHART 1
                                                                SINCE     INCEPTION
                                 1 YEAR   3 YEARS   5 YEARS   INCEPTION     DATE

Alger American Growth              2.76%     7.34%    10.70%      14.36%     1/9/89
Dreyfus Growth and Income         10.06%       --        --       21.81%     5/2/94
Dreyfus Stock Index               11.09%     6.63%     3.85%       4.92%    9/29/89
Federated High Income Bond II      4.14%       --        --         .02%     3/1/94
Federated Fund for
  U.S. Government Securities II   -5.56%       --        --       -1.67%    3/28/94
Federated Utility II                .64%       --        --        3.24%    2/10/94
MFS Emerging Growth                6.59%       --        --       15.94%    7/24/95
MFS Total Return                   3.87%       --        --       14.98%     1/3/95
Scudder International              3.76%     3.49%     6.88%       6.66%     5/1/87
Van Eck Worldwide Hard Assets      5.42%     2.81%    11.13%       5.19%     9/1/89




CHART 2
                                                                SINCE     INCEPTION
                                 1 YEAR   3 YEARS   5 YEARS   INCEPTION     DATE

Alger American Growth             10.76%     9.33%    11.48%      14.55%     1/9/89
Dreyfus Growth and Income         18.06%       --        --       23.81%     5/2/94
Dreyfus Stock Index               19.09%     8.64%     4.87%       5.32%    9/29/89
Federated High Income Bond II     12.14%       --        --        2.60%     3/1/94
Federated Fund for
  U.S. Government Securities II    2.44%       --        --        1.06%    3/28/94
Federated Utility II               8.64%       --        --        5.63%    2/10/94
MFS Emerging Growth               14.59%       --        --       21.10%    7/24/95
MFS Total Return                  11.87%       --        --       18.43%     1/3/95
Scudder International             11.76%     5.62%     7.78%       6.78%     5/1/87
Van Eck Worldwide Hard Assets     13.42%     4.98%    11.90%       5.58%     9/1/89



The Company will also provide standardized total return performance figures of the Sub-Accounts for the appropriate time periods, where available.


Average Annual Total Return for
Periods Ending 12/31/96:
                                                                  SEPARATE
                                                                  ACCOUNT
                                                      SINCE       INCEPTION
                                     1 YEAR  5 YEARS  INCEPTION   DATE

Alger American Growth                 2.76%  N/A           7.61%   12/15/95
Dreyfus Stock Index                  11.09%  N/A          11.36%   12/15/95
Federated High Income Bond Fund II    4.14%  N/A           4.65%   12/15/95
MFS Emerging Growth                   6.59%  N/A           9.20%   12/15/95
MFS Total Return                      3.87%  N/A           4.94%   12/15/95
Scudder International                 3.76%  N/A           5.80%   12/15/95



You should note that the investment results of each Portfolio will fluctuate over time, and any presentation of the Portfolio's total return or yield for any period should not be considered as a representation of what an investment may earn or what your total return or yield may be in any future period.

                                  TAX STATUS

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above.

Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios underlying the Contracts will be managed by the investment advisers for the Portfolios in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE  CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

CONTRACTS  OWNED  BY  OTHER  THAN  NATURAL  PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX  TREATMENT  OF  ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME  TAX  WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX  TREATMENT  OF  WITHDRAWALS  -  NON-QUALIFIED  CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

QUALIFIED  PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

a.    H.R.  10  Plans

Section  401  of  the  Code  permits  self-employed  individuals  to establish
Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals
- Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.    Tax-Sheltered  Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.    Individual  Retirement  Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d.    Corporate  Pension  and  Profit-Sharing  Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and
nonforfeitability  of  interests;    nondiscrimination  in  eligibility  and
participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals Qualified Contracts.") Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX  TREATMENT  OF  WITHDRAWALS  -  QUALIFIED  CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 ; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his designated beneficiary;
(d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; and (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED  ANNUITIES  -  WITHDRAWAL  LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 ; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract value which represents contributions by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

SECTION  457  -  DEFERRED  COMPENSATION  PLANS

Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans for the benefit of their employees which may invest in annuity contracts. The Code, as in the case of qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these Plans, contributions made for the benefit of the employees will not be includible in the employee's gross income until distributed from the Plan. Under a Section 457 Plan, the plan assets remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the participant or beneficiary. However, for Plans established after August 20, 1996, it is required that plan assets must be held in trust for the benefit of plan participants and are not subject to the claims of the general creditors of the employer. Furthermore, this requirement must be met for all Plans no later than January 1, 1999. IN CERTAIN STATES, THE CONTRACTS MAY NOT BE AVAILABLE FOR USE IN CONNECTION WITH SECTION 457 PLANS.


                              ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus for a description of the Annuity Options.)

                             FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.












UNITED  COMPANIES
SEPARATE  ACCOUNT  ONE


Financial  Statements
as  of  December  31,  1996  and  1995
Independent  Auditors'  Report

INDEPENDENT  AUDITORS'  REPORT





The  Board  of  Directors  of  United
Companies  Life  Insurance  Company  and
Contractowners  of  United  Companies  Separate  Account  One:


We have audited the accompanying statement of assets and liabilities of the sub-accounts of United Companies Separate Account One as of December 31, 1996 and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion of these financial statements based on our audit. The accompanying statement of changes in net assets for the period from November 28, 1995 (the date operations commenced) to December 31, 1995 were audited by other auditors whose report thereon dated February 16, 1996, expressed an unqualified opinion on that statement.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of United Companies Separate Account One as of December 31, 1996, the results of their operations and the changes in their net assets for the year then ended in conformity with generally accepted accounting principles.




/s/  KPMG  Peat  Marwick  LLP

February  21,  1997


                                          UNITED COMPANIES SEPARATE ACCOUNT ONE

                                           STATEMENT OF ASSETS AND LIABILITIES

                                                    DECEMBER 31, 1996



                                                                      Alger              Dreyfus             Federated
                                                                  ------------  --------------------------  ------------
                                                                                               Growth and   High Income
                                                                     Growth     Stock Index      Income         Bond
                                                                  ------------  ------------  ------------  ------------
Assets
----------------------------------------------------------------
Investments in mutual funds at market value:
  The Alger American Fund (Alger):
     Alger American Growth Portfolio - 86,587.513 shares
       (cost $2,856,054)                                          $  2,972,550
  The Dreyfus Variable Investment Fund (Dreyfus):
     Stock Index Portfolio - 109,803.764 shares
       (cost $2,088,961)                                                        $  2,226,820
     Growth and Income Fund - 76,747.137 shares
       (cost $1,605,670)                                                                      $  1,500,407
  Federated Investors (Federated):
     High Income Bond Fund II  - 216,272.157 shares
       (cost $2,158,617)                                                                                    $  2,214,627
     Fund for U.S. Government Securities II - 26,588.729 shares
       (cost $266,834)
     Utility Fund II - 43,452.761 shares (cost $480,466)

          Total assets                                            $  2,972,550  $  2,226,820  $  1,500,407  $  2,214,627
                                                                  ============  ============  ============  ============
Liabilities                                                                  -             -             -             -
                                                                  ------------  ------------  ------------  ------------
Net Assets                                                        $  2,972,550  $  2,226,820  $  1,500,407  $  2,214,627
                                                                  ============  ============  ============  ============
Units Outstanding                                                  265,241.783   181,968.922   120,597.703   193,943.083
                                                                  ============  ============  ============  ============
Average Unit Value                                                $      11.21  $      12.24  $      12.44  $      11.42
                                                                  ============  ============  ============  ============
SpectraDirect Unit Value                                          $      11.21  $      12.24  $      12.44  $      11.42
                                                                  ============  ============  ============  ============
SpectraSelect Unit Value                                          $      11.21  $      12.25  $      12.45  $      11.43
                                                                  ============  ============  ============  ============


                                                                          Federated
                                                                  ------------------------
                                                                   U.S. Govt
                                                                     Bond        Utility
                                                                  -----------  -----------
Assets
----------------------------------------------------------------
Investments in mutual funds at market value:
  The Alger American Fund (Alger):
     Alger American Growth Portfolio - 86,587.513 shares
       (cost $2,856,054)
  The Dreyfus Variable Investment Fund (Dreyfus):
     Stock Index Portfolio - 109,803.764 shares
       (cost $2,088,961)
     Growth and Income Fund - 76,747.137 shares
       (cost $1,605,670)
  Federated Investors (Federated):
     High Income Bond Fund II  - 216,272.157 shares
       (cost $2,158,617)
     Fund for U.S. Government Securities II - 26,588.729 shares
       (cost $266,834)                                            $   268,280
     Utility Fund II - 43,452.761 shares (cost $480,466)                       $   513,177
                                                                               -----------
          Total assets                                            $   268,280  $   513,177
                                                                  ===========  ===========
Liabilities                                                                 -            -
                                                                  -----------  -----------
Net Assets                                                        $   268,280  $   513,177
                                                                  ===========  ===========
Units Outstanding                                                  25,831.491   45,402.768
                                                                  ===========  ===========
Average Unit Value                                                $     10.39  $     11.30
                                                                  ===========  ===========
SpectraDirect Unit Value                                          $     10.39  $     11.30
                                                                  ===========  ===========
SpectraSelect Unit Value                                          $     10.39  $     11.31
                                                                  ===========  ===========

See  accompanying  notes  to  financial  statements.




                                           UNITED COMPANIES SEPARATE ACCOUNT ONE

                                            STATEMENT OF ASSETS AND LIABILITIES

                                                     DECEMBER 31, 1996

                                                         (CONTINED)


                                                                                MFS                       Scudder
                                                                     --------------------------  --------------------------
                                                                       Emerging       Total         Money         Intl.
                                                                        Growth        Return        Market        Equity
                                                                     ------------  ------------  ------------  ------------
Assets
-------------------------------------------------------------------
Investments in mutual funds at market value:
  MFS Variable Insurance Trust (MFS):
     Emerging Growth Series - 215,208.693 shares
       (cost $2,846,684)                                             $  2,849,363
     Total Return Series - 123,118.47 shares
       (cost $1,625,183)                                                           $  1,687,954
  Scudder Variable Life Investment Fund (Scudder):
     Money Market Portfolio - 2,369,549 shares (cost $2,369,549)                                 $  2,369,549
     International Portfolio - 103,083.833 shares (cost $1,303,034)                                            $  1,365,861
 Van Eck Worldwide Insurance Trust (Van Eck):
     Van Eck Gold/Natural Resources Fund - 5,014.665 shares
       (cost $80,637)

          Total assets                                               $  2,849,363  $  1,687,954  $  2,369,549  $  1,365,861
                                                                     ============  ============  ============  ============
Liabilities                                                                     -             -             -             -
                                                                     ------------  ------------  ------------  ------------
Net Assets                                                           $  2,849,363  $  1,687,954  $  2,369,549  $  1,365,861
                                                                     ============  ============  ============  ============
Units Outstanding                                                     242,852.379   146,453.119   228,486.401   119,630.504
                                                                     ============  ============  ============  ============
Average Unit Value                                                   $      11.73  $      11.53  $      10.37  $      11.42
                                                                     ============  ============  ============  ============
SpectraDirect Unit Value                                             $      11.73  $      11.52  $      10.37  $      11.42
                                                                     ============  ============  ============  ============
SpectraSelect Unit Value                                             $      11.74  $      11.53  $      10.38  $      11.42
                                                                     ============  ============  ============  ============


                                                                      Van Eck       Total
                                                                     ----------
                                                                                     All
                                                                        Gold        Funds
                                                                     ----------  -----------
Assets
-------------------------------------------------------------------
Investments in mutual funds at market value:
  MFS Variable Insurance Trust (MFS):
     Emerging Growth Series - 215,208.693 shares
       (cost $2,846,684)
     Total Return Series - 123,118.47 shares
       (cost $1,625,183)
  Scudder Variable Life Investment Fund (Scudder):
     Money Market Portfolio - 2,369,549 shares (cost $2,369,549)
     International Portfolio - 103,083.833 shares (cost $1,303,034)
 Van Eck Worldwide Insurance Trust (Van Eck):
     Van Eck Gold/Natural Resources Fund - 5,014.665 shares
       (cost $80,637)                                                $   83,845
                                                                     ----------
          Total assets                                               $   83,845  $18,052,433
                                                                     ==========  ===========
Liabilities                                                                   -            -
                                                                     ----------  -----------
Net Assets                                                           $   83,845  $18,052,433
                                                                     ==========  ===========
Units Outstanding                                                     7,121.781
                                                                     ==========
Average Unit Value                                                   $    11.77
                                                                     ==========
SpectraDirect Unit Value                                             $    11.77
                                                                     ==========
SpectraSelect Unit Value                                             $    11.78
                                                                     ==========

See  accompanying  notes  to  financial  statements.



                                          UNITED COMPANIES SEPARATE ACCOUNT ONE

                                                 STATEMENT OF OPERATIONS

                                          FOR THE YEAR ENDED DECEMBER 31, 1996

                                             Alger              Dreyfus                           Federated
                                           ---------  ---------------------------  -------------------------------------
                                                                      Growth and   High Income    U.S. Govt
                                            Growth     Stock Index      Income         Bond         Bond       Utility
                                           ---------  -------------  ------------  ------------  -----------  ----------
                                             Year         Year         (Jan 2*         Year        (Jan 2*     (Jan 19*
                                             Ended        Ended          thru         Ended         thru         thru
                                            Dec 31       Dec 31        Dec 31)        Dec 31       Dec 31)     Dec 31)
                                           ---------  -------------  ------------  ------------  -----------  ----------
INVESTMENT INCOME:
  Income:
     Dividends                             $    619   $     36,046   $   156,611   $     81,762  $    6,038   $    8,798
  Expenses:
     Mortality and expense risks charges
       and administrative fees               21,665         16,250        10,812         15,237       1,670        3,319
                                           ---------  -------------  ------------  ------------  -----------  ----------
NET INVESTMENT INCOME (LOSS)                (21,046)        19,796       145,799         66,525       4,368        5,479
                                           ---------  -------------  ------------  ------------  -----------  ----------
REALIZED GAIN (LOSS) ON
INVESTMENTS:
  Proceeds from sales                       386,735        500,219       293,879        769,625     106,145       93,843
  Cost of securities                        386,785        482,433       270,913        756,771     106,440       93,230
                                           ---------  -------------  ------------  ------------  -----------  ----------
     Net Gain (Loss)                            (50)        17,786        22,966         12,854        (295)         613
  Capital Gain Distributions Received        26,178         19,578             -              -           -           37
                                           ---------  -------------  ------------  ------------  -----------  ----------
NET REALIZED GAIN (LOSS)                     26,128         37,364        22,966         12,854        (295)         650
                                           ---------  -------------  ------------  ------------  -----------  ----------
UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
     Beginning period                           467           (361)            -              3           -            -
     End of period                          116,495        137,860      (105,264)        56,010       1,446       32,711
                                           ---------  -------------  ------------  ------------  -----------  ----------
NET UNREALIZED GAIN (LOSS)                  116,028        138,221      (105,264)        56,007       1,446       32,711
                                           ---------  -------------  ------------  ------------  -----------  ----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                  $121,110   $    195,381   $    63,501   $    135,386  $    5,519   $   38,840
                                           =========  =============  ============  ============  ===========  ==========


                                                    MFS                   Scudder         Van Eck
                                           ---------------------  ----------------------  ---------
                                            Emerging     Total       Money       Intl.
                                             Growth     Return      Market      Equity      Gold
                                           ----------  ---------  -----------  ---------  ---------
                                              Year       Year        Year        Year      (Jan 2*      Total
                                             Ended       Ended       Ended       Ended      thru         All
                                             Dec 31     Dec 31      Dec 31      Dec 31     Dec 31)      Funds
                                           ----------  ---------  -----------  ---------  ---------  ------------
INVESTMENT INCOME:
  Income:
     Dividends                             $  21,420   $ 31,557   $   100,036  $  1,058   $     16   $   443,961
  Expenses:
     Mortality and expense risks charges
       and administrative fees                18,788     12,978        33,553     7,205        386       141,863
                                           ----------  ---------  -----------  ---------  ---------  ------------
NET INVESTMENT INCOME (LOSS)                   2,632     18,579        66,483    (6,147)      (370)      302,098
                                           ----------  ---------  -----------  ---------  ---------  ------------
REALIZED GAIN (LOSS) ON
INVESTMENTS:
  Proceeds from sales                        261,740    414,056    12,580,876   213,823     38,605    15,659,546
  Cost of securities                         238,436    394,420    12,580,876   207,005     38,405    15,555,714
                                           ----------  ---------  -----------  ---------  ---------  ------------
     Net Gain (Loss)                          23,304     19,636             -     6,818        200       103,832
  Capital Gain Distributions Received          2,457      5,158             -         -          -        53,408
                                           ----------  ---------  -----------  ---------  ---------  ------------
NET REALIZED GAIN (LOSS)                      25,761     24,794             -     6,818        200       157,240
                                           ----------  ---------  -----------  ---------  ---------  ------------
UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
     Beginning period                             (8)      (713)            -         -          -          (612)
     End of period                             2,679     62,772             -    62,827      3,208       370,744
                                           ----------  ---------  -----------  ---------  ---------  ------------
NET UNREALIZED GAIN (LOSS)                     2,687     63,485             -    62,827      3,208       371,356
                                           ----------  ---------  -----------  ---------  ---------  ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                  $  31,080   $106,858   $    66,483  $ 63,498   $  3,038   $   830,694
                                           ==========  =========  ===========  =========  =========  ============

See  accompanying  notes  to  financial  statements.
*  Date  operations  commenced.


                                            UNITED COMPANIES SEPARATE ACCOUNT ONE

                                             STATEMENTS OF CHANGES IN NET ASSETS

               FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD FROM NOVEMBER 28, 1995 TO DECEMBER 31, 1995


                                                    Alger                                Dreyfus                   Federated
                                            -----------------------  -------------------------------------------  -----------
                                                                                                    Growth and    High Income
                                                    Growth                 Stock Index                Income         Bond
                                            -----------------------  -----------------------  ------------------  -----------
                                               Year       (Dec 15*      Year       (Dec 15*     (Jan 2*              Year
                                               Ended        thru        Ended        thru        thru                Ended
                                              Dec 31      Dec 31)      Dec 31      Dec 31)      Dec 31)             Dec 31
                                               1996         1995        1996         1995        1996      1995      1996
                                            -----------  ----------  -----------  ----------  -----------  -----  -----------
INCREASE (DECREASE) IN NET
 ASSETS:
    Operations
       Net investment income (loss)         $  (21,046)  $      (8)  $   19,796   $     464   $  145,799   $   -  $   66,525
       Net realized gain (loss)                 26,128           -       37,364           -       22,966       -      12,854
       Net unrealized gain (loss) on
        investments                            116,028         467      138,221        (361)    (105,264)      -      56,007
                                            -----------  ----------  -----------  ----------  -----------  -----  -----------
    Net increase in net assets resulting
    from operations                            121,110         459      195,381         103       63,501       -     135,386
                                            -----------  ----------  -----------  ----------  -----------  -----  -----------
CONTRACT TRANSACTIONS:
     Transfer of annuity fund deposits         319,655      65,096      211,527      40,935      194,843       -     167,478
     Net transfers between sub-accounts      2,554,609           -    1,832,191           -    1,347,401       -   1,987,073
     Death benefits                             (8,772)          -            -           -       (9,276)      -     (24,893)
     Surrenders                                (79,607)          -      (53,317)          -      (96,062)      -     (55,048)
                                            -----------  ----------  -----------  ----------  -----------  -----  -----------
     Net increase in net assets resulting
     from contract transactions              2,785,885      65,096    1,990,401      40,935    1,436,906       -   2,074,610
                                            -----------  ----------  -----------  ----------  -----------  -----  -----------
TOTAL INCREASE IN NET ASSETS                 2,906,995      65,555    2,185,782      41,038    1,500,407       -   2,209,996

NET ASSETS:
     Beginning period                           65,555           -       41,038           -            -       -       4,631
                                            -----------  ----------  -----------  ----------  -----------  -----  -----------
     End of period                          $2,972,550   $  65,555   $2,226,820   $  41,038   $1,500,407   $   -  $2,214,627
                                            ===========  ==========  ===========  ==========  ===========  =====  ===========


                                                             Federated
                                            -----------------------------------------------
                                           High Income       U.S. Govt
                                               Bond             Bond           Utility
                                            ----------  ----------------  -----------------
                                             (Dec 15*    (Jan 2*           (Jan 19*
                                               thru       thru               thru
                                             Dec 31)     Dec 31)           Dec 31)
                                               1995       1996     1995      1996     1995
                                            ----------  ---------  -----  ----------  -----
INCREASE (DECREASE) IN NET
 ASSETS:
    Operations
       Net investment income (loss)         $        -  $  4,368   $   -  $   5,479   $   -
       Net realized gain (loss)                      -      (295)      -        650       -
       Net unrealized gain (loss) on
        investments                                  3     1,446       -     32,711       -
                                            ----------  ---------  -----  ----------  -----
    Net increase in net assets resulting
    from operations                                  3     5,519       -     38,840       -
                                            ----------  ---------  -----  ----------  -----
CONTRACT TRANSACTIONS:
     Transfer of annuity fund deposits           4,628    47,816       -     91,429       -
     Net transfers between sub-accounts              -   234,280       -    398,265       -
     Death benefits                                  -         -       -     (8,112)      -
     Surrenders                                      -   (19,335)      -     (7,245)      -
                                            ----------  ---------  -----  ----------  -----
     Net increase in net assets resulting
     from contract transactions                  4,628   262,761       -    474,337       -
                                            ----------  ---------  -----  ----------  -----
TOTAL INCREASE IN NET ASSETS                     4,631   268,280       -    513,177       -

NET ASSETS:
     Beginning period                                -         -       -          -       -
                                            ----------  ---------  -----  ----------  -----
     End of period                          $    4,631  $268,280   $   -  $ 513,177   $   -
                                            ==========  =========  =====  ==========  =====

See  accompanying  notes  to  financial  statements.
*  Date  operations  commenced.


                                            UNITED COMPANIES SEPARATE ACCOUNT ONE

                                             STATEMENTS OF CHANGES IN NET ASSETS

               FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE PERIOD FROM NOVEMBER 28, 1995 TO DECEMBER 31, 1995

                                                         (CONTINUED)


                                                                MFS                                      Scudder
                                            -------------------------------------------  -----------------------------------
                                                                                                               International
                                               Emerging  Growth        Total Return             Money Market       Equity
                                            --------------------  ---------------------  ----------------------  -----------
                                               Year     (Dec 15*    Year       (Dec 15*     Year       (Nov 28*    Year
                                               Ended      thru      Ended        thru       Ended        thru      Ended
                                              Dec 31     Dec 31)    Dec 31      Dec 31)     Dec 31      Dec 31)    Dec 31
                                               1996       1995       1996        1995        1996        1995       1996
                                            -----------  -------  -----------  --------  -------------  -------  -----------
INCREASE (DECREASE) IN NET
 ASSETS:
    Operations
       Net investment income (loss)         $    2,632   $   29   $   18,579   $   906   $     66,483   $   332  $   (6,147)
       Net realized gain (loss)                 25,761        -       24,794         -              -         -       6,818
       Net unrealized gain (loss) on
        investments                              2,687       (8)      63,485      (713)             -         -      62,827
                                            -----------  -------  -----------  --------  -------------  -------  -----------
    Net increase in net assets resulting
    from operations                             31,080       21      106,858       193         66,483       332      63,498
                                            -----------  -------  -----------  --------  -------------  -------  -----------
CONTRACT TRANSACTIONS:
     Transfer of annuity fund deposits         272,751    1,000      138,317    23,848     17,365,947    74,000     156,616
     Net transfers between sub-accounts      2,608,016        -    1,484,454         -    (15,021,067)        -   1,172,920
     Death benefits                             (9,390)       -            -         -        (15,651)        -      (8,422)
     Surrenders                                (54,115)       -      (65,716)        -       (100,495)        -     (18,814)
                                            -----------  -------  -----------  --------  -------------  -------  -----------
     Net increase in net assets resulting
     from contract transactions              2,817,262    1,000    1,557,055    23,848      2,228,734    74,000   1,302,300
                                            -----------  -------  -----------  --------  -------------  -------  -----------
TOTAL INCREASE IN NET ASSETS                 2,848,342    1,021    1,663,913    24,041      2,295,217    74,332   1,365,798

NET ASSETS:
     Beginning period                            1,021        -       24,041         -         74,332         -          63
                                            -----------  -------  -----------  --------  -------------  -------  -----------
     End of period                          $2,849,363   $1,021   $1,687,954   $24,041   $  2,369,549   $74,332  $1,365,861
                                            ===========  =======  ===========  ========  =============  =======  ===========


                                         Scudder      Van Eck               Total
                                            -----  ---------------  -----------------------
                                    International                            All
                                          Equity        Gold                Funds
                                            -----  ---------------  -----------------------
                                         (Dec 15*  (Jan 2*
                                            thru     thru                 Year Ended
                                          Dec 31)   Dec 31)              December 31,
                                            1995     1996    1995       1996        1995
                                            -----  --------  -----  ------------  ---------
INCREASE (DECREASE) IN NET
 ASSETS:
    Operations
       Net investment income (loss)         $   -  $  (370)  $   -  $   302,098   $  1,723
       Net realized gain (loss)                 -      200       -      157,240          -
       Net unrealized gain (loss) on
        investments                             -    3,208       -      371,356       (612)
                                            -----  --------  -----  ------------  ---------
    Net increase in net assets resulting
    from operations                             -    3,038       -      830,694      1,111
                                            -----  --------  -----  ------------  ---------
CONTRACT TRANSACTIONS:
     Transfer of annuity fund deposits         63   22,158       -   18,988,537    209,570
     Net transfers between sub-accounts         -   59,084       -   (1,342,774)         -
     Death benefits                             -        -              (84,516)         -
     Surrenders                                 -     (435)      -     (550,189)         -
                                            -----  --------  -----  ------------  ---------
     Net increase in net assets resulting
     from contract transactions                63   80,807       -   17,011,058    209,570
                                            -----  --------  -----  ------------  ---------
TOTAL INCREASE IN NET ASSETS                   63   83,845       -   17,841,752    210,681

NET ASSETS:
     Beginning period                           -        -       -      210,681          -
                                            -----  --------  -----  ------------  ---------
     End of period                          $  63  $83,845   $   -  $18,052,433   $210,681
                                            =====  ========  =====  ============  =========

                See accompanying notes to financial statements.
                         * Date operations commenced.


                     UNITED COMPANIES SEPARATE ACCOUNT ONE

                         NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND BUSINESS. United Companies Separate Account One (the "Separate Account") is a separate investment account of United Companies Life Insurance Company ("UC Life"). The Separate account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account commenced operations on November 28, 1995. UC Life administers its SpectraSelect and SpectraDirect products through the Separate Account. SpectraSelect is a seven-year product; whereas, SpectraDirect is a ten-year product. UC Life is a stock life insurance company domiciled in Louisiana and organized in 1955. UC Life is currently authorized to conduct business in 47 states, the District of Columbia and Puerto Rico. UC Life is a wholly-owned subsidiary of Pacific Life and Accident Insurance Company, a wholly-owned subsidiary of PennCorp Financial Group, Inc., an insurance holding company.

     As  of  December  31,  1996,  the  Separate  Account  consisted of eleven sub-accounts. Each of the eleven sub-accounts invests only in a single corresponding portfolio of either The Alger American Fund (Fred Alger Management, Advisor), the Dreyfus Variable Investment Fund and the Dreyfus Stock Index Fund (The Dreyfus Corporation, Advisor), Federated Insurance Series (Federated Advisors, Advisor), MFS Variable Insurance Trust (MFS, Advisor), Scudder Variable Life Investment Fund (Scudder, Stevens & Clark, Inc., Advisor) or the Van Eck Worldwide Insurance Trust (Van Eck Associates Corporation, Advisor). Each sub-account pays the respective advisor a fee for services.

2. INVESTMENTS. Investments of the Separate Account are valued daily at market value using net asset values provided by the respective sub-account advisors. Transactions are accounted for on the trade date and dividend income is recognized on the ex-dividend date. Realized gains and losses are determined on a first-in first-out basis. Generally, investment income and realized capital gains are reinvested.

3. CONTRACT CHARGES. A mortality and expense risk charge is deducted from the Separate Account, on a daily basis equal, on an annual basis, to 1.52% for SpectraDirect and to 1.45% for SpectraSelect, of the average daily net asset value of each sub-account of the Separate Account. This charge compensates UC Life for assuming the mortality and expense risks under the contracts and certificates. In addition, an administrative charge is deducted from the Separate Account for both SpectraDirect and SpectraSelect contracts which is equal, on an annual basis, to .15% of the average daily net asset value of each sub-account of the Separate Account. This charge compensates UC Life for costs associated with the administration of the contracts, certificates and the Separate Account. Under certain circumstances, a transfer fee may be assessed when an owner or certificate holder transfers contract values or certificate holder's account values between sub-accounts or to or from UC Life's fixed accounts. A contingent deferred sales charge is assessed against full or partial surrenders in accordance with contract terms. There is no contingent deferred sales charge if all premiums were received at least ten years for SpectraDirect and seven years for SpectraSelect prior to the date of the full or partial surrenders. An annual contract or certificate maintenance fee of $30 is charged on SpectraDirect contracts based upon a minimum contract value. Some states and other jurisdictions assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity
payments  begin.    Premium  taxes  are  deducted  when  they  are  due.

4. INCOME TAXES. The operations of the Separate Account are included in the federal income tax return of UC Life, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. UC Life does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Separate Account, therefore, no charges for federal income taxes are currently deducted from the Separate Account. If UC Life incurs income taxes attributable to the Separate Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Separate Account.



                     UNITED COMPANIES SEPARATE ACCOUNT ONE

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



5.          CHANGES  IN  THE  UNITS  OUTSTANDING.



                                                 Alger                        Dreyfus                                    Federated
                                           -------------------  -----------------------------------  -----------------------------
                                                                                                                   U.S. Government
                                                 Growth            Stock Index     Growth and Income   High Income Bond     Bond
                                           -------------------  -------------------  --------------  -------------------  --------
                                                     (Dec 15*             (Dec 15*   (Jan 2*                   (Dec 26*   (Jan 2*
                                                       thru                 thru       thru                      thru       thru
                                                      Dec 31)              Dec 31)   Dec 31)                    Dec 31)   Dec 31)
                                             1996      1995       1996      1995       1996    1995    1996      1995       1996
                                           --------  ---------  --------  ---------  --------  ----  --------  ---------  --------
Units outstanding beginning of the period    6,521           -    4,041           -        -      -      456           -        -
Units purchased                             29,243           -   18,333           -   15,903      -   15,536           -    4,670
Units transferred between sub-accounts     237,682       6,521  164,152       4,041  113,297      -  185,228         456   23,085
Units surrendered                           (8,204)          -   (4,557)          -   (8,602)     -   (7,277)          -   (1,924)
                                           --------  ---------  --------  ---------  --------  ----  --------  ---------  --------
Units outstanding end of the period        265,242       6,521  181,969       4,041  120,598      -  193,943         456   25,831
                                           ========  =========  ========  =========  ========  ====  ========  =========  ========


                                                Federated
                                           ---------------------
                                             U.S. Government
                                           Bond       Utility
                                           ----  ---------------
                                                 (Jan 19*
                                                   thru
                                                  Dec 31)
                                           1995    1996     1995
                                           ----  ---------  ----
Units outstanding beginning of the period     -         -      -
Units purchased                               -     8,713      -
Units transferred between sub-accounts        -    38,142      -
Units surrendered                             -    (1,452)     -
                                           ----  ---------  ----
Units outstanding end of the period           -    45,403      -
                                           ====  =========  ====

*  Date  operations  commenced.





                                         UNITED COMPANIES SEPARATE ACCOUNT ONE

                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)



5.          CHANGES  IN  THE  UNITS  OUTSTANDING.  (CONTINUED)




                                                             MFS                                 Scudder
                                           ----------------------------------------  -------------------------------
                                                                                                       International
                                            Emerging Growth       Total Return           Money Market        Equity
                                           -------------------  -------------------  ---------------------  --------
                                                     (Dec 15*             (Dec 15*               (Nov 28*
                                                       thru                 thru                    thru
                                                      Dec 31)              Dec 31)                 Dec 31)
                                             1996      1995       1996      1995        1996        1995      1996
                                           --------  ---------  --------  ---------  -----------  --------  --------
Units outstanding beginning of the period      100           -    2,346           -       7,407         -         6
Units purchased                             23,409           -   12,487           -   1,703,017    20,925    14,346
Units transferred between sub-accounts     224,700         100  137,503       2,346  (1,471,540)  (13,518)  107,758
Units surrendered                           (5,357)          -   (5,883)          -     (10,398)        -    (2,479)
                                           --------  ---------  --------  ---------  ---------------------  --------
Units outstanding end of the period        242,852         100  146,453       2,346     228,486     7,407   119,631
                                           ========  =========  ========  =========  ===========  ========  ========


                                           Scudder       Van Eck
                                           --------  --------------
                                      International
                                            Equity        Gold
                                           --------  --------------
                                           (Dec 15*  (Jan 2*
                                             thru      thru
                                            Dec 31)  (Dec 31)
                                             1995      1996    1995
                                           --------  --------  ----
Units outstanding beginning of the period         -        -      -
Units purchased                                   -    1,937      -
Units transferred between sub-accounts            6    5,223      -
Units surrendered                                 -      (38)     -
                                           --------  --------  ----
Units outstanding end of the period               6    7,122      -
                                           ========  ========  ====

*  Date  operations  commenced.









UNITED  COMPANIES  SEPARATE  ACCOUNT  ONE

NOTES  TO  FINANCIAL  STATEMENTS  (CONTINUED)

6.          UNIT  VALUES:

     A  summary  of  unit  values  and  units  outstanding for variable annuity contracts and the expense
ratios,  including  expenses             of the underlying funds for each of  the two years in the period ended  December  31,  1996  follows.


                                                                                              Annualized
                                                                                        of     Ratio of
                                                                                        to     Expenses
                                                             Average     Net Assets           to Average
                                                   Units   Unit Value     (000's)     Assets  Net Assets
                                                  -------  -----------  ------------          -----------
Alger American Growth Portfolio
------------------------------------------------
December 31
      1996                                        265,242  $     11.21  $  2,972,550                1.43%
      1995                                          6,521        10.05        65,555                 .56%

Dreyfus Stock Index Portfolio
------------------------------------------------
December 31
      1996                                        181,969        12.24     2,226,820                1.43%
      1995                                          4,041        10.15        41,038                 .44%

Dreyfus Growth and Income Fund
------------------------------------------------
December 31
      1996                                        120,598        12.44     1,500,407                1.44%
      1995                                              -            -             -                   -

Federated High Income Bond Fund II
------------------------------------------------
December 31
      1996                                        193,943        11.42     2,214,627                1.37%
      1995                                            456        10.16         4,631                   -

Federated Fund for U.S. Government Securities II
------------------------------------------------
December 31
      1996                                         25,831        10.39       268,280                1.24%
      1995                                              -            -             -                   -

Federated Utility Fund II
------------------------------------------------
December 31
      1996                                         45,403        11.30       513,177                1.29%
      1995                                              -            -             -                   -

MFS Emerging Growth Series
------------------------------------------------
December 31
      1996                                        242,852        11.73     2,849,363                1.32%
      1995                                            100        10.19         1,021                   -

MFS Total Return Series
------------------------------------------------
December 31
      1996                                        146,453        11.53     1,687,954                1.52%
      1995                                          2,346        10.25        24,041                 .57%

Scudder Money Market Portfolio
------------------------------------------------
December 31
      1996                                        228,486        10.37     2,369,549                2.75%
      1995                                          7,407        10.04        74,332                4.29%

Scudder International Portfolio
------------------------------------------------
December 31
      1996                                        119,631        11.42     1,365,861                1.05%
      1995                                              6        10.11            63                   -

Van Eck Gold/Natural Resources Fund
------------------------------------------------
December 31
      1996                                          7,122        11.77        83,845                 .92%
      1995                                              -            -             -                   -


INDEPENDENT AUDITORS' REPORT


The Board of Directors and Stockholder
United Companies Life Insurance Company:

We have audited the accompanying consolidated balance sheet of United Companies Life Insurance Company and subsidiary as of December 31, 1996, and the related consolidated statements of operations, cash flows, and stockholder's equity for the periods from July 24, 1996 to December 31, 1996 (Successor period), and from January 1, 1996 to July 23, 1996 (Predecessor period). Our audit also included the financial statement schedules listed in the Index at Item 14. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the financial position of United Companies Life Insurance Company and subsidiary as of December 31, 1996, and the results of their operations and their cash flows for the periods from July 24, 1996 to December 31, 1996 (Successor period), and from January 1, 1996 to July 23, 1996 (Predecessor period), in conformity with generally accepted accounting principles. Also in our opinion, the related financial statements schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, effective July 24, 1996, PennCorp Financial Group, Inc. acquired all of the outstanding stock of United Companies Life Insurance Company in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the period after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.


/s/ KPMG PEAT MARWICK LLP

Baton Rouge, Louisiana

February 28, 1997

INDEPENDENT AUDITORS' REPORT

To the Stockholders and Board of Directors of United Companies Life Insurance Company

We have audited the accompanying consolidated balance sheet of United Companies Life Insurance Company and its subsidiary as of December 31, 1995, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the two years in the period ended December 31, 1995. Our audits also included the financial statement schedules listed in the Index at Item 14. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of United Companies Life Insurance Company and its subsidiary at December 31, 1995, and the results of their operations and their cash flows for each of the two years in the period ended December 31, 1995 in conformity with generally accepted accounting principles. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.


/s/ DELOITTE & TOUCHE LLP


Baton Rouge, Louisiana
February 29, 1996

             UNITED COMPANIES LIFE INSURANCE COMPANY AND SUBSIDIARY

                          CONSOLIDATED BALANCE SHEETS

                                                                          Purchase    Historical
                                                                          basis of     basis of
                                                                         accounting   accounting
                                                                         ----------   ----------
                                                                         December 31, December 31,
                                                                           1996          1995
                                                                         ----------   ----------
                                                                          (dollars in thousands)
Assets
Investments:
  Fixed maturity securities:
     Held for investment at amortized cost (fair value $50,902 in
       1996 and $59,330 in 1995)......................................   $   48,473   $   60,919
     Available for sale at fair value (amortized cost $1,127,850
       in 1996 and $1,094,385 in 1995)................................    1,144,165    1,140,160
  Mortgage loans on real estate, less allowances for doubtful
   loans of $11,945 in 1996 and $2,117 in 1995........................      235,981      336,269
  Investment real estate .............................................         --         32,423
  Policy loans .......................................................       21,536       20,291
  Investments in limited partnerships ................................        5,704       25,594
  Short-term investments .............................................          467       22,804
  Other invested assets ..............................................        1,491        3,263
                                                                         ----------   ----------
          Total investments ..........................................    1,457,817    1,641,723
Cash .................................................................       14,487        3,028
Accrued investment income ............................................       17,251       16,529
Due from reinsurers ..................................................       34,923       33,583
Present value of insurance in force ..................................       54,931         --
Deferred policy acquisition costs ....................................        4,187       90,703
Costs in excess of net assets acquired ...............................       33,373         --
Deferred income tax benefit ..........................................       11,589         --
Other assets .........................................................        7,186        3,831
Assets held in separate accounts .....................................       18,052          211
                                                                         ----------   ----------
          Total assets ...............................................   $1,653,796   $1,789,608
                                                                         ==========   ==========

Liabilities and stockholder's equity
Liabilities:
  Policy reserves ....................................................   $1,441,582   $1,530,805
  Repurchase agreements ..............................................         --         40,857
  Deferred income tax payable ........................................         --         22,770
  Other liabilities ..................................................       16,755        8,440
  Liabilities related to separate accounts ...........................       18,052          211
                                                                         ----------   ----------
          Total liabilities ..........................................    1,476,389    1,603,083
                                                                         ----------   ----------
Stockholder's equity:
  Common stock, $2 par value;
     Authorized - 4,200,528 shares;
     Issued - 4,200,528 shares .......................................        8,401        8,401
  Additional paid-in capital .........................................      158,913       28,980
  Retained earnings ..................................................        6,076      119,667
  Net unrealized gains on securities .................................        4,017       29,477
                                                                         ----------   ----------
          Total stockholder's equity .................................      177,407      186,525
                                                                         ----------   ----------
          Total liabilities and stockholder's equity .................   $1,653,796   $1,789,608
                                                                         ==========   ==========



         See accompanying notes to consolidated financial statements.

             UNITED COMPANIES LIFE INSURANCE COMPANY AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF OPERATIONS




                                                                 Purchase
                                                                  basis of
                                                                 accounting        Historical basis of accounting
                                                                 ----------   --------------------------------------
                                                                 Period from  Period from
                                                                 Jul 24 to     Jan 1 to
                                                                   Dec 31,     Jul 23,      Years ended December 31,
                                                                 ----------   ----------    ------------------------
                                                                    1996         1996          1995          1994
                                                                 ----------   ----------    ----------    ----------
                                                                               (dollars in thousands)
REVENUES:
  Premiums ...................................................   $    3,483   $    3,732    $    8,508    $   11,373
  Interest sensitive policy product charges ..................        1,048        1,421         1,949         1,432
  Net investment income ......................................       50,041       66,421       125,591       117,105
  Realized investment gains (losses) .........................          559       (1,592)       (3,670)       (4,803)
  Other income ...............................................          907           52           172            (8)
                                                                 ----------   ----------    ----------    ----------
          Total revenues .....................................       56,038       70,034       132,550       125,099
                                                                 ----------   ----------    ----------    ----------

EXPENSES:
  Interest on annuity policies ...............................       32,022       42,434        81,035        74,497
  Insurance benefits .........................................        3,836        5,967         9,930        12,654
  Amortization of present value of insurance in force
       and deferred policy acquisition costs .................        5,068        9,699        13,159        13,528
  Amortization of costs in excess of net assets acquired .....          675           --            --            --
  Underwriting and other administrative expenses .............        4,733        9,753        16,326        15,340
                                                                 ----------   ----------    ----------    ----------
          Total benefits and expenses ........................       46,334       67,853       120,450       116,019
                                                                 ----------   ----------    ----------    ----------

Income before income taxes ...................................        9,704        2,181        12,100         9,080
                                                                 ----------   ----------    ----------    ----------

PROVISION (BENEFIT) FOR INCOME TAXES:
  Current ....................................................        2,427        1,139         5,259         5,915
  Deferred ...................................................        1,201         (370)       (1,194)       (2,721)
                                                                 ----------   ----------    ----------    ----------
          Total ..............................................        3,628          769         4,065         3,194
                                                                 ----------   ----------    ----------    ----------
  Net income .................................................   $    6,076   $    1,412    $    8,035    $    5,886
                                                                 ==========   ==========    ==========    ==========



         See accompanying notes to consolidated financial statements.

             UNITED COMPANIES LIFE INSURANCE COMPANY AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS



                                                                                              Purchase
                                                                                              basis of    Historical basis
                                                                                              accounting    of accounting
                                                                                              ----------    -------------
                                                                                              Period from  Period from
                                                                                               Jul 24 to    Jan 1 to
                                                                                                Dec 31,      Jul 23,
                                                                                               ---------    ---------
                                                                                                 1996         1996
                                                                                               ---------    ---------
                                                                                               (dollars in thousands)
Cash flows from operating activities:
   Net income ..............................................................................   $   6,076    $   1,412
   Adjustments to reconcile net income to net cash provided by operating activities:
     Capitalization of deferred policy acquisition costs ...................................      (5,172)      (4,797)
     Amortization of intangibles, depreciation and accretion, net ..........................       5,743        9,699
     Decrease in policy liabilities and accruals and other policyholder funds ..............      28,282       37,485
     Purchases of trading securities .......................................................         (99)        (593)
     Sales of trading securities ...........................................................         228          441
     Other, net ............................................................................       2,000        3,032
                                                                                               ---------    ---------
          Net cash provided by operating activities ........................................      37,058       46,679
                                                                                               ---------    ---------

Cash flows from investing activities:
     Purchases of securities available for sale ............................................     (94,025)        (158)
     Maturities of securities held for investment ..........................................       7,796        2,790
     Maturities of securities available for sale ...........................................      18,781       35,692
     Acquisitions and originations of mortgage loans .......................................    (112,473)    (749,952)
     Sales of securities available for sale ................................................           3         --
     Sales of mortgage loans ...............................................................     151,972      732,484
     Principal payments on mortgage loans ..................................................      21,657       44,264
     Decrease (increase) in short-term investments, net (including changes in amounts
          due to broker) ...................................................................      50,063      (27,726)
     Other, net ............................................................................         153          235
                                                                                               ---------    ---------
          Net cash provided by investing activities ........................................      43,927       37,629
                                                                                               ---------    ---------

Cash flows from financing activities:
     Receipts from interest sensitive products credited to policyholders' account balances..      52,675       56,403
     Return of policyholders' account balances on interest sensitive products ..............    (109,233)    (160,622)
     Other, net ............................................................................       4,961        1,982
                                                                                               ---------    ---------
          Net cash used by financing activities ............................................     (51,597)    (102,237)
                                                                                               ---------    ---------
          Increase (decrease) in cash ......................................................      29,388      (17,929)
Cash (overdraft) at beginning of year or acquisition date...................................     (14,901)       3,028
                                                                                               ---------    ---------
Cash (overdraft) at end of year or acquisition date.........................................   $  14,487    $ (14,901)
                                                                                               =========    =========

Supplemental disclosures:
     Income taxes paid .....................................................................   $    --      $   2,797
     Interest paid .........................................................................         439        2,392
                                                                                           Historical basis of accounting
                                                                                           ------------------------------
                                                                                              Year Ended December 31,
                                                                                               ----------------------
                                                                                                 1995         1994
                                                                                               ---------    ---------
                                                                                                (dollars in thousands)
Cash flows from operating activities:
   Net income ..............................................................................   $   8,035    $   5,886
   Adjustments to reconcile net income to net cash provided by operating activities:
     Capitalization of deferred policy acquisition costs ...................................     (11,947)     (21,947)
     Amortization of intangibles, depreciation and accretion, net ..........................      13,159       13,528
     Decrease in policy liabilities and accruals and other policyholder funds ..............      71,048       59,860
     Purchases of trading securities .......................................................        (442)        (919)
     Sales of trading securities ...........................................................         541          232
     Other, net ............................................................................       8,017        5,974
                                                                                               ---------    ---------
          Net cash provided by operating activities ........................................      88,411       62,614
                                                                                               ---------    ---------

Cash flows from investing activities:
     Purchases of securities available for sale ............................................    (136,503)    (300,384)
     Maturities of securities held for investment ..........................................       1,940        2,270
     Maturities of securities available for sale ...........................................      51,000       76,778
     Acquisitions and originations of mortgage loans .......................................  (1,208,195)    (901,898)
     Sales of securities available for sale ................................................      25,185        7,363
     Sales of mortgage loans ...............................................................   1,111,636      940,099
     Principal payments on mortgage loans ..................................................      71,294       94,084
     Decrease (increase) in short-term investments, net (including changes in amounts
          due to broker) ...................................................................      31,860      (17,813)
     Other, net ............................................................................        (180)        (630)
                                                                                               ---------    ---------
          Net cash used by investing activities ............................................     (51,963)    (100,131)
                                                                                               ---------    ---------

Cash flows from financing activities:
     Receipts from interest sensitive products credited to policyholders' account balances..     135,325      249,738
     Return of policyholders' account balances on interest sensitive products ..............    (222,791)    (191,812)
     Other, net ............................................................................      40,877      (29,956)
                                                                                               ---------    ---------
          Net cash used by financing activities.... ........................................     (46,589)      27,970
                                                                                               ---------    ---------
          Increase (decrease) in cash ......................................................     (10,141)      (9,547)
Cash at beginning of year ..................................................................      13,169       22,716
                                                                                               ---------    ---------
Cash at end of year ........................................................................   $   3,028    $  13,169
                                                                                               =========    =========

Supplemental disclosures:
     Income taxes paid .....................................................................   $   4,655    $   1,399
     Interest paid .........................................................................       3,362        1,987




         See accompanying notes to consolidated financial statements.

             UNITED COMPANIES LIFE INSURANCE COMPANY AND SUBSIDIARY

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                                                           Net
                                                                                                        Unrealized
                                                                       Additional                          Gains          Total
                                                        Common          Paid-in          Retained        (Losses)      Stockholder's
                                                         Stock          Capital          Earnings       on Securities   Equity
                                                    --------------   --------------   ---------------  --------------- ------------
                                                                               (dollars in thousands)
HISTORICAL BASIS OF ACCOUNTING:
   Balance, December 31, 1993...................        $ 8,401          $28,980          $105,746         $    --        $143,127
   Net income...................................            --               --              5,886              --           5,886
   Cumulative effect of accounting change, net..            --               --                --           (46.834)       (46,834)
                                                         ------         --------          --------         --------       --------
   Balance, December 31, 1994...................          8,401           28,980           111,632          (46,834)       102,179
   Net income...................................            --               --              8,035              --           8,035
   Change in net unrealized gains (losses)
     on securities, net.........................            --               --                --            76,311         76,311
                                                         ------         --------          --------         --------       --------
   Balance, December 31, 1995...................          8,401           28,980           119,667           29,477        186,525
   Net income...................................            --               --              1,412              --           1,412
   Change in net unrealized gains (losses)
     on securities, net.........................            --               --                --           (31,665)       (31,665)
   Distribution to stockholder..................            --               --            (58,334)             --         (58,334)
                                                         ------         --------          --------         --------       --------
        Balance, July 23, 1996..................         $8,401         $ 28,980          $ 62,745          $(2,188)      $ 97,938
                                                         ======         ========          ========         ========       ========

PURCHASE BASIS OF ACCOUNTING:
   Balance, July 24, 1996.......................         $8,401         $101,655          $    --          $    --        $110,056
   Net income...................................            --               --              6,076              --           6,076
   Capital contribution.........................            --            57,258               --               --          57,258
   Change in net unrealized gains (losses)
     on securities, net.........................            --               --                --             4,017          4,017
                                                         ------         --------          --------         --------       --------
        Balance, December 31, 1996..............         $8,401         $158,913          $  6,076         $  4,017       $177,407
                                                         ======         ========          ========         ========       ========



         See accompanying notes to consolidated financial statements.

             UNITED COMPANIES LIFE INSURANCE COMPANY AND SUBSIDIARY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994



1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         1.1 Principles of Consolidation. The consolidated financial statements include United Companies Life Insurance Company (the "Company") and its wholly-owned subsidiary, United Variable Services, Inc. All significant intercompany balances and transactions have been eliminated in the consolidated financial statements.

         1.2 Organization. United Companies Life Insurance Company (the "Company" or "UC Life") is a wholly-owned subsidiary of Pacific Life and Accident Insurance Company ("PLAIC"), a wholly-owned subsidiary of PennCorp Financial Group, Inc. ("PennCorp"). (See note 2 to Notes to Consolidated Financial Statements.) PennCorp is an insurance holding company which offers, through its wholly-owned subsidiaries, a broad range of life insurance, annuity and accident and sickness products.

             The Company, a life insurance company domiciled in Louisiana and organized in 1955, is currently authorized to conduct business in 47 states, the District of Columbia and Puerto Rico. The primary products of the Company are tax deferred annuity contracts marketed to individuals principally through financial institutions and independent agents.

         1.3 Basis of Presentation. The accompanying financial statements have been prepared in accordance with generally accepted accounting principals ("GAAP") on a historical cost basis of accounting through the date of acquisition and on a purchase GAAP push-down basis of accounting ("purchase GAAP") from the date of acquisition to the end of the period. The comparability of the financial condition and the operating results for the post-acquisition period and the pre-acquisition periods are affected by the mark to market valuation of assets and liabilities under purchase accounting which became the new cost basis.

             The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Accounts that the Company deems to be acutely sensitive to changes in estimates include deferred policy acquisition costs, future policy benefits, policy and contract claims and present value of insurance in force. In addition, the Company must determine requirements for disclosure of contingent assets and liabilities as of the date of the financial statements based upon estimates. In all instances, actual results could differ from these estimates.

         1.4   Investments.

         1.4(a)Fixed Maturity and Equity Securities. During the first quarter of 1994, the Company implemented the provisions of Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 115, which revised the method of accounting for certain of the Company's investments. Prior to adoption of SFAS No. 115, the Company reported its investments in fixed income investments at amortized cost, adjusted for declines in value considered to be other than temporary. SFAS No. 115 requires the classification of securities in one of three categories: "available for sale," "held to maturity" or "trading." Securities classified as held to maturity are carried at amortized cost, whereas securities classified as trading securities or available for sale are recorded at fair value. Effective with the adoption of SFAS No. 115, the Company determined the appropriate classification of its investments and, if necessary, adjusted the carrying value of such securities, accordingly, as if the unrealized gains or losses had been realized. The adjustment, net of applicable income taxes, for investments classified as available for sale is recorded in "Net unrealized gains (losses) on securities" and is included in stockholder's equity on the balance sheet. The adjustment for investments classified as trading is recorded in "other income" in the statement of income.

         1.4(b) Mortgage Loans on Real Estate. Loans are carried at amortized cost, net of an allowance for losses. The Company provides for estimated loan losses on loans owned by the Company by establishing an allowance for loan losses through a charge to earnings. The Company conducts periodic reviews of the quality of the loan portfolio and estimates the risk of loss based upon historical loss experience, prevailing economic conditions, estimated collateral value and such other factors which, in management's judgment, are relevant in estimating the adequacy of the Company's allowance for loan losses. While management uses the best information available in conducting its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions, collateral value or other elements used in conducting the review.

         1.4(c) Investment Real Estate. The Company's investments in real estate are comprised of properties received in settlement of loans ("foreclosed properties"). The Company records foreclosed properties at the lower of their fair value less estimated costs to sell ("fair value") or the outstanding loan amount plus accrued interest ("cost"). The Company accomplishes this by providing a specific reserve, on a property by property basis, for the difference between fair value and cost. Fair value is determined by property appraisals performed either by its former affiliate, United Companies Lending Corporation ("UC Lending"), or independent appraisers. The related adjustments are included in the Company's provision for losses. Depreciation is computed on the straight-line method over the estimated useful lives of the underlying property. In conjunction with the sale of the Company (see note 2 to Notes to Consolidated Financial Statements) all of the Company's investment real estate was distributed to its former parent.

         1.4(d) Policy Loans. Policy loans are reported at unpaid principal balance.

         1.4(e) Investment in Limited Partnerships. The Company's investment in limited partnerships, whose affairs are not controlled by the Company, is reflected on the equity method.

         1.4(f) Short-term Investments. At December 31, 1996, short-term investments totaled $467,000 bearing interest rates ranging from 4.9% to 5.3% per annum.

         1.4(g) Realized Investment Gains and Losses. Realized investment gains and losses and declines in value which are other than temporary, determined on the basis of specific identification, are included in net income.

         1.5 Present Value of Insurance In Force. The present value of insurance in force represents the anticipated gross profits to be realized from future revenues on insurance in force at the date the Company was purchased, discounted to provide an appropriate rate of return and amortized, with interest, over the years that such profits are anticipated to be received in proportion to the estimated gross profits.

         1.6 Deferred Policy Acquisition Costs. Commissions and other costs related to the production of new and renewal business have been deferred. The deferred costs related to traditional life insurance are amortized over the premium payment period using assumptions consistent with those used in computing policy benefit reserves. Deferred costs related to annuities and interest sensitive products are amortized over the estimated life of the policy in relation to the present value of estimated gross profits on the contract. The Company periodically reviews the appropriateness of assumptions used in calculating the estimated gross profits on annuity contracts. Any change required in these assumptions may result in an adjustment to deferred policy acquisition costs which would affect income.

         1.7 Costs in Excess of Net Assets Acquired. Costs in excess of the fair value of net assets acquired are amortized on a straight-line basis over 20 years. Accumulated amortization was $675,000 at December 31, 1996.

         The Company continuously monitors the value of costs in excess of net assets acquired based upon estimates of future earnings. Any amounts deemed to be impaired are charged, in the period in which such impairment was determined, as an expense against earnings. For the periods presented there was no charge to earnings for the impairment of costs in excess of net assets acquired.

         1.8 Other Assets. Property is stated at cost less accumulated depreciation and is included in "Other assets." Depreciation is computed on the straight-line and accelerated methods over the estimated useful lives of the assets.

         1.9 Policy Reserves. Policy benefit reserves for traditional life insurance policies have been provided on a net level premium method including assumptions as to investment yield, mortality and withdrawals based on the Company's experience and industry standards with provisions for possible adverse deviation. Investment yield assumptions range from 5.5% to 8.5% per annum. Policy benefit reserves include certain deferred profits on limited payment policies. These profits are being recognized in income over the policy term. Subsequent to the purchase, the Company utilizes statutory reserves as a reasonable approximation of GAAP reserves for all non-interest sensitive products.

              Reserves for annuity policies and interest sensitive life policies represent the policy account balance, or accumulated fund value, before applicable surrender charges. Benefit claims incurred in excess of related policy account balances and interest credited during the period to policy account balances are charged to expense.

         1.10 Repurchase agreements. At December 31, 1995, the Company had a liability of approximately $40.9 million incurred pursuant to securities sold under agreements to repurchase ("repurchase agreements"). The securities sold under these agreements are classified as "Available for sale" investment securities and are carried at their aggregate market value of $42.2 million at December 31, 1995. The repurchase agreements bore interest at 5.70% and 5.74% and matured in January, 1996. There were no repurchase agreements at December 31, 1996.

         1.11 Income Taxes. The Company accounts for income taxes under the provisions of SFAS No. 109, "Accounting for Income Taxes." Under the asset and liability method of SFAS 109, deferred tax assets and liabilities are recognized for the future tax consequences attributable to (i) temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and (ii) operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled. Under SFAS No. 109, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Prior to the date of the sale, the Company filed a consolidated federal income tax return with its former parent and other former affiliated companies. The former parent allocated to the Company its proportionate share of the consolidated tax liability under a tax allocation agreement whereby each affiliate's federal income tax provision is computed on a separate return basis. Subsequent to the purchase, the Company files a consolidated return with PLAIC whereby the Company's proportionate share of the consolidated tax liability is allocated based upon separate return calculations.

         1.12 Insurance Revenues. Income on short duration single premium contracts, primarily credit insurance products, is recognized over the contract period. Premiums on other insurance contracts principally traditional life insurance and limited payment life insurance policies, are recognized as revenue when due.

         Revenues for interest sensitive annuity contracts represent charges assessed against the policyholders' account balance, primarily for the surrenders.

         1.13 Reinsurance. The Company generally reinsures with other insurance companies the portion of any one risk which exceeds $100,000. On certain types of policies this limit is $25,000. The Company is contingently liable for insurance ceded to reinsurers. Premiums ceded under reinsurance agreements were $1.3 million, $1.7 million and $2.1 million in 1996, 1995 and 1994, respectively. Reserve credit taken under reinsurance agreements totaled $33.9 million, $32.9 million and $34.0 million at December 31, 1996, 1995 and 1994, respectively.

         The Company has a receivable at December 31, 1996 of approximately $32.7 million from one reinsurer; however, the funds supporting the receivable are escrowed in a separate trust account for the benefit of the Company by the reinsurer. The following table reflects the effect of reinsurance agreements on premiums and the amounts earned for the periods indicated.

                                    Purchase
                                     basis of
                                    accounting          Historical basis of accounting
                                    ----------    --------------------------------------
                                   Period from   Period from
                                    Jul 24 to     Jan 1 to
                                      Dec 31,      Jul 23,      Years ended December 31,
                                    ----------    ----------    ------------------------
                                       1996          1996          1995          1994
                                    ----------    ----------    ----------    ----------
                                                   (dollars in thousands)
Direct premiums .................   $    2,704    $    3,148    $    7,659    $   10,537
Reinsurance assumed .............        1,214         1,461         2,589         2,966
Reinsurance ceded ...............         (435)         (877)       (1,740)       (2,130)
                                    ----------    ----------    ----------    ----------
     Net insurance premiums .....   $    3,483    $    3,732    $    8,508    $   11,373
                                    ==========    ==========    ==========    ==========

         1.14 Participating Policies. Direct participating business, primarily related to the Company's pre-need funeral policies, represented 9%, 8.2% and 7.2% of the life insurance in force as of December 31, 1996, 1995 and 1994, respectively. The amount of dividends paid on participating policies is based on published dividend scales and totaled $1.4 million, $1.2 million and $1.0 million for the years ended December 31, 1996, 1995 and 1994, respectively.

         1.15 Reclassifications. Certain amounts from prior periods have been reclassified to conform with the current year presentation. Such reclassifications had no effect on net income.

2.       SALE OF THE COMPANY

         On July 24, 1996, PLAIC consummated the acquisition of the Company from United Companies Financial Corporation ("UC Financial"). Pursuant to an Amended and Restated Stock Purchase Agreement (the "Agreement") dated as of July 24, 1996, PLAIC acquired 100% of the outstanding capital stock of UC Life (the "UC Life Common Stock") for $110.1 million in cash including expenses incurred of $9.7 million as part of the acquisition. Immediately following the acquisition of UC Life, PLAIC contributed $57.3 million in cash to UC Life, which represented the market value of certain real estate and other assets distributed to UC Financial immediately prior to the consummation of the acquisition.

         The Company's acquisition has been accounted for using the purchase method of accounting. The total purchase price of the acquisition was allocated to the tangible and intangible assets and liabilities acquired based upon their respective fair values as of the date of acquisition. Based upon such respective fair values, the value of the net assets acquired was $76.0 million, resulting in costs in excess of net assets acquired at the date of acquisition of $34.1 million.

3.       INVESTMENTS

         3.1 Fixed Maturity Securities. The Company's portfolio of fixed maturity securities consisted of the following:

                                              December 31, 1996
                               -------------------------------------------------
                               Amortized    Unrealized   Unrealized
                                  Cost        Gains        Losses     Fair Value
                               ----------   ----------   ----------   ----------
                                            (dollars in thousands)
Available for Sale:
     U.S. Government .......   $    9,029   $       93   $     --     $    9,122
     Municipal .............        5,434            1           48        5,387
     Foreign ...............       10,920          185         --         11,105
     Corporate .............      414,551        5,944        1,064      419,431
     Mortgage-backed .......      687,916       11,210            6      699,120
                               ----------   ----------   ----------   ----------
          Total ............   $1,127,850   $   17,433   $    1,118   $1,144,165
                               ==========   ==========   ==========   ==========
Held for Investment:
     Corporate .............   $   13,927   $      124   $        2   $   14,049
     Mortgage-backed .......       34,546        2,307         --         36,853
                               ----------   ----------   ----------   ----------
          Total ............   $   48,473   $    2,431   $        2   $   50,902
                               ==========   ==========   ==========   ==========

                                             December 31, 1995
                               -------------------------------------------------
                               Amortized    Unrealized   Unrealized
                                  Cost        Gains        Losses     Fair Value
                               ----------   ----------   ----------   ----------
                                            (dollars in thousands)
Available for Sale:
     U.S. Government .......   $   11,504   $      409   $     --     $   11,913
     Municipal .............          425           21         --            446
     Foreign ...............       20,394        1,916         --         22,310
     Corporate .............      328,546       22,452          679      350,319
     Mortgage-backed .......      733,516       22,258          602      755,172
                               ----------   ----------   ----------   ----------
          Total ............   $1,094,385   $   47,056   $    1,281   $1,140,160
                               ==========   ==========   ==========   ==========
Held for Investment:
     Corporate .............   $   16,692   $      550   $      281   $   16,961
     Mortgage-backed .......       44,227        1,414        3,272       42,369
                               ----------   ----------   ----------   ----------
          Total ............   $   60,919   $    1,964   $    3,553   $   59,330
                               ==========   ==========   ==========   ==========

         The cost and estimated fair value of fixed maturity securities by contractual maturity at December 31, 1996 are shown below.

                                        Available for Sale        Held for Investment
                                      -----------------------   -----------------------
                                      Amortized      Fair        Amortized      Fair
                                        Cost         Value         Cost         Value
                                      ----------   ----------   ----------   ----------
                                                   (dollars in thousands)
1 year or less ....................   $   14,605   $   14,637   $     --     $     --
Over 1 year through 5 years .......       87,224       87,973        8,507        8,568
Over 5 years through 10 years .....      319,480      323,733        5,420        5,481
After 10 years ....................       18,625       18,702         --           --
Mortgage-backed securities ........      687,916      699,120       34,546       36,853
                                      ----------   ----------   ----------   ----------
     Total ........................   $1,127,850   $1,144,165   $   48,473   $   50,902
                                      ==========   ==========   ==========   ==========

         Expected maturities may differ from contractual maturities because certain issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

         In 1990, the Company securitized pools of commercial real estate loans owned by it in two transactions and in connection therewith sold pass-through certificates ("Series 90-1" and "Series 90-2") for which an election under the real estate mortgage investment conduit provisions ("REMIC") of the Internal Revenue Code of 1986, as amended were made. The Company retained as an investment subordinated junior certificates in both issues, as well as a senior certificate interest in Series 90-2.

         Included in Held for investment fixed maturity securities are investments in the two REMIC's of approximately $34 million at December 31, 1996, and $44.2 million at December 31, 1995.

         A summary of the Company's investment at December 31, 1996, in the REMIC's is as follows:

                                                                 Remaining
                                      Date of                    Principal           Carrying           Interest       Maturity
                                       Issue                      Balance              Value              Rate          Date
                                     ------------              ------------         -----------           -----      -------------
                                                                              (dollars in thousands)
United Companies Life REMIC
   Series 90-1, Class B-1........... Mar 29, 1990              $     10,574         $     7,263           10.05%     Sep 25,  2009
   Series 90-2, Class A-3........... Dec 18, 1990                    14,688              14,965            9.88%     May 25, 2000
   Series 90-2, Class B-1........... Dec 18, 1990                    14,339              11,750            9.88%     Jan 25,  2009
                                                               ------------         -----------
                                                               $     39,601         $    33,978
                                                               ============         ===========


          At December 31, 1996, securities with a cost of $9.3 million were on deposit with insurance regulatory authorities.

     3.2 Equity Securities. The net unrealized capital gains and losses on common stocks included as "Other invested assets" are as follows:

                                                December 31, 1996
                               -------------------------------------------------
                                            Unrealized   Unrealized       Fair
                                 Cost          Gains       Losses        Value
                               ----------   ----------   ----------   ----------
                                           (dollars in thousands)
Trading ....................   $      765   $      169   $       34   $      900
Available for sale .........           78          --            72            6
                               ----------   ----------   ----------   ----------
    Total ..................   $      843   $      169   $      106   $      906
                               ==========   ==========   ==========   ==========

                                              December 31, 1995
                               -------------------------------------------------
                                            Unrealized   Unrealized       Fair
                                 Cost          Gains       Losses        Value
                               ----------   ----------   ----------   ----------
                                           (dollars in thousands)
Trading ....................   $      545   $      215   $        8   $      752
Available for sale .........          467         --            425           42
                               ----------   ----------   ----------   ----------
     Total .................   $    1,012   $      215   $      433   $      794
                               ==========   ==========   ==========   ==========

     3.3 Mortgage Loans on Real Estate. The following schedule summarizes the composition of mortgage loans on real estate:

                                       December 31,
                                  ------------------------
                                    1996          1995
                                  ----------    ----------
                                    (dollars in thousands)
Residential ...................   $   61,911    $  169,175
Allowance for loan losses .....       (7,734)         --
Unearned loan charges .........         (266)         (301)
                                  ----------    ----------
Residential, net ..............       53,911       168,874
                                  ----------    ----------
Commercial ....................      186,281       169,512
Allowance for loan losses .....       (4,211)       (2,117)
                                  ----------    ----------
Commercial, net ...............      182,070       167,395
                                  ----------    ----------
     Total ....................   $  235,981    $  336,269
                                  ==========    ==========

         Included in the loans owned at December 31, 1996 and 1995 were nonaccrual loans of $1.4 million and $2.4 million, respectively.

         The Company provides an estimate for future credit losses in an allowance for loan losses. A summary analysis of the changes in the Company's allowance for loan losses is as follows:


                                    Purchase basis
                                     of accounting                         Historical basis of accounting
                                 ---------------------    ------------------------------------------------------------------------
                                       Period from             Period from
                                    Jul 24 to Dec 31,        Jan 1 to Jul 23,                    Years ended Dec 31,
                                         1996                     1996                      1995                    1994
                                 ---------------------    ----------------------   ----------------------   ----------------------
                                 Commercial Residential   Commercial  Residential  Commercial  Residential  Commercial  Residential
                                 ---------   ---------    ---------    ---------   ---------    ---------   ---------    ---------
                                                                       (dollars in thousands)
Balance at beginning of year .   $   4,211   $   8,450    $   2,117    $    --     $   1,778    $    --     $   2,639    $    --
Loans charged to allowance ...        --          (716)        (771)        --          (194)        --        (1,510)        --
Loan loss provision ..........        --          --            478         --           533         --           649         --
                                 ---------   ---------    ---------    ---------   ---------    ---------   ---------    ---------
Balance at end of year .......   $   4,211   $   7,734    $   1,824    $    --     $   2,117    $    --     $   1,778    $    --
                                 =========   =========    =========    =========   =========    =========   =========    =========

Specific reserves ............   $     706   $   7,734    $     824    $    --     $   1,117    $    --           752    $    --
Unallocated reserves .........       3,505        --          1,000         --         1,000         --         1,026         --
                                 ---------   ---------    ---------    ---------   ---------    ---------   ---------    ---------
     Total reserves ..........   $   4,211   $   7,734    $   1,824    $    --     $   2,117    $    --     $   1,778    $    --
                                 =========   =========    =========    =========   =========    =========   =========    =========

         To the date of the sale of the Company on July 23, 1996, the Company assumed no credit risk on the residential loans portfolio whose principal and interest was guaranteed by UCFC. Therefore, residential loan loss reserves were established on the portfolio in conjunction with determining the acquisition value of the residential loans.

         3.4 Investment Real Estate. Immediately prior to closing, the Company distributed all of its real estate to its former parent. (See note 2 to Notes to Consolidated Financial Statements.)

         3.5 Investment In Limited Partnerships. Immediately prior to closing, the Company distributed a limited partnership investment to its former parent. (See note 2 to Notes to Consolidated Financial Statements.) Following is an analysis of the Company's investment in limited partnerships:

                                             Purchase
                                             basis of
                                            accounting         Historical basis of accounting
                                            ----------    ----------------------------------------
                                            Period from   Period from
                                             Jul 24 to      Jan 1 to
                                              Dec 31,       Jul 23,       Year Ended December 31,
                                            ----------    ----------      ----------    ----------
                                               1996          1996             1995          1994
                                            ----------    ----------      ----------    ----------
                                                         (dollars in thousands)
Balance, beginning of period.............   $    6,041    $   25,594      $   26,672    $   26,698
Contributions and capitalized costs .....           43           620           9,869         5,168
Net partnership income ..................          948         1,061           6,279         1,480
Distributions ...........................       (1,328)       (3,451)        (17,226)       (6,674)
Distribution of partnerships ............         --         (17,783)           --            --
                                            ----------    ----------      ----------    ----------
     Balance, end of period..............   $    5,704    $    6,041      $   25,594    $   26,672
                                            ==========    ==========      ==========    ==========

         The limited partnerships were formed for the purpose of participating in privately placed mezzanine investments. These investments, acquired in leveraged investment transactions, generally include higher risk subordinated debt combined with equity securities.

         3.6 Investment Income. Investment income by type that exceeds five percent of total investment income was as follows:


                                       Purchase
                                       basis of
                                      accounting      Historical basis of accounting
                                      ----------   ------------------------------------
                                      Period from  Period from
                                       Jul 24 to    Jan 1 to
                                        Dec 31,      Jul 23,    Years ended December 31,
                                      ----------   ----------   -----------------------
                                         1996         1996         1995         1994
                                      ----------   ----------   ----------   ----------
                                                   (dollars in thousands)
Fixed maturity securities .........   $   37,140   $   47,606   $   85,852   $   74,443
Mortgage loans on real estate .....       11,192       20,331       35,056       42,763
Other investments .................        3,281        4,067       14,386        8,925
                                      ----------   ----------   ----------   ----------
     Cross investment income ......       51,613       72,004      135,294      126,131
Less: Investment expenses .........        1,572        5,583        9,703        9,026
                                      ----------   ----------   ----------   ----------
     Net investment income ........   $   50,041   $   66,421   $  125,591   $  117,105
                                      ==========   ==========   ==========   ==========

         3.7 Realized, and Changes in Unrealized, Investment Gains (Losses). Net realized, and changes in unrealized, investment gains (losses) were as follows:


                                                          Purchase
                                                           basis of
                                                          accounting      Historical basis of accounting
                                                          ----------    --------------------------------------
                                                         Period from  Period from
                                                          Jul 24 to    Jan 1 to
                                                            Dec 31,      Jul 23,      Years ended December 31,
                                                          ----------    ----------    ----------    ----------
                                                             1996         1996         1995         1994
                                                          ----------    ----------    ----------    ----------
                                                                         (dollars in thousands)
Fixed maturity securities:
     Gross gains ......................................   $     --      $       42    $      524    $      303
     Gross losses .....................................         (157)       (1,388)       (1,807)       (3,373)
     Loss provision ...................................         --             477          (350)        1,198
                                                          ----------    ----------    ----------    ----------
          Net losses on fixed maturity securities .....         (157)         (869)       (1,633)       (1,872)
                                                          ----------    ----------    ----------    ----------
Mortgage loans on real estate:
     Losses on sale ...................................         --            (771)         (194)         --
     Loss provision ...................................          716           293          (339)          861
                                                          ----------    ----------    ----------    ----------
          Net gains (losses) on mortgage loans on
            real estate ...............................          716          (478)         (533)          861
                                                          ----------    ----------    ----------    ----------
Investment real estate:
     Losses on sale ...................................         --          (1,098)       (2,638)       (2,840)
     Loss provision ...................................         --             853         1,134          (952)
                                                          ----------    ----------    ----------    ----------
          Net losses on investment real estate ........         --            (245)       (1,504)       (3,792)
                                                          ----------    ----------    ----------    ----------
               Realized investment gains (losses) .....   $      559    $   (1,592)   $   (3,670)   $   (4,803)
                                                          ==========    ==========    ==========    ==========
Changes in unrealized gains (losses):
     Securities held for investment...................    $    2,429    $   (2,789)   $      681    $   (1,989)
     Securities available for sale....................        16,243       (48,716)      117,404       (72,054)
                                                          ----------    ----------    ----------    ----------
          Net change in unrealized gains (losses).....    $   18,672    $  (51,505)   $  118,085    $  (74,043)
                                                          ==========    ==========    ==========    ==========
Trading portfolio:
     Net gains (losses) from sales....................    $      (20)   $       37    $      (12)   $      (31)
     Net change in unrealized gains (losses)..........           135           (26)          184            23
                                                          ----------    ----------    ----------    ----------
               Total trading gains (losses)...........    $      115    $       11    $      172    $       (8)
                                                          ==========    ==========    ==========    ==========

         3.8 Individually Significant Investments. The following investments, other than obligations of the U.S. Government or agencies thereof, individually exceeded 10% of total stockholder's equity:

                                              December 31,1996
                                           -----------------------
                                             Amortized      Fair
                                               Cost        Value
                                           ----------   ----------
                                            (Dollars in thousands)
United Companies Life REMIC 1990-2 .....   $   26,715   $   27,595
FNMA Pool #161648 ......................       25,568       25,729
                                           ----------   ----------
                                           $   52,283   $   53,324
                                           ==========   ==========


                                              December 31,1995
                                           -----------------------
                                             Amortized      Fair
                                               Cost        Value
                                           ----------   ----------
                                            (Dollars in thousands)
United Companies Life REMIC 1990-2 .....   $   33,931   $   35,488
FNMA Pool #161648 ......................       30,370       31,112
FNMA Pool #124447 ......................       18,263       18,366
CIGNA Mezzanine Partners III L.P. ......       17,233       17,233
                                           ----------   ----------
                                           $   99,797   $  102,199
                                           ==========   ==========

4.       INCOME TAXES

         The provision (benefit) for income taxes attributable to operations is as follows:

                                 Purchase
                                 basis of
                                accounting         Historical basis of accounting
                               -----------   -----------------------------------------
                               Period from   Period from
                                Jul 24 to     Jan 1 to
                                 Dec 31,       Jul 23,        Years ended December 31,
                               -----------   -----------    --------------------------
                                   1996          1996           1995           1994
                               -----------   -----------    -----------    -----------
                                               (dollars in thousands)
Current ....................   $     2,427   $     1,139    $     5,259    $     5,915
Deferred ...................         1,201          (370)        (1,194)        (2,721)
                               -----------   -----------    -----------    -----------
          Total ............   $     3,628   $       769    $     4,065    $     3,194
                               ===========   ===========    ===========    ===========

         Reported income tax expense attributable to operations differs from the amount computed by applying the statutory federal income tax rate to income from operations before income taxes for the following reasons:

                                                        Purchase
                                                        basis of
                                                       accounting      Historical basis of accounting
                                                       ----------   -------------------------------------
                                                       Period from  Period from
                                                        Jul 24 to    Jan 1 to
                                                         Dec 31,      Jul 23,    Years ended December 31,
                                                       ----------   ----------   ------------------------
                                                         1996         1996         1995          1994
                                                       ----------   ----------   ----------    ----------
                                                                     (dollars in thousands)
Federal income tax (benefit) at statutory rate .....   $    3,396   $      763   $    4,235    $    3,178
Differences resulting from:
     Miscellaneous..................................          232            6         (170)           16
                                                       ----------   ----------   ----------    ----------
Reported income tax provision benefit ..............   $    3,628   $      769   $    4,065    $    3,194
                                                       ==========   ==========   ==========    ==========

         The significant components of the Company's net deferred income tax benefit and liability are as follows:


                                                               1996                           1995
                                                       ---------------------------  --------------------------
                                                       Deferred      Deferred       Deferred         Deferred
                                                          Tax          Tax            Tax              Tax
                                                        Assets       Liabilities     Assets         Liabilities
                                                       ------        -----------     --------       -----------
                                                                      (dollars in thousands)

Mortgage loans on real estate ....................... $    --         $   --          $    --         $ 2,319
Deferred policy acquisition costs ...................      --          1,477               --          29,475
Present value of insurance in force .................      --          5,062               --              --
Unrealized gain on investment securities ............      --          2,163               --          12,495
Policy reserves .....................................  19,319             --           21,530              --
Other ...............................................     972             --               --              11
                                                      -------         ------          -------         -------
                                                      $20,291         $8,702          $21,530         $44,300
                                                      =======         ======          =======         =======

         In assessing the realization of deferred taxes, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent on the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon those considerations, management believes it is more likely than not that the Company will realize the benefits of these deductible differences as of December 31, 1996.

         Payments made for income taxes, net of refunds received, during the years ended December 31, 1996, 1995 and 1994 were $2.8 million, $4.6 million and $1.4 million, respectively.

         The Company's approximately $5.2 million of "Policyholders' Surplus" at December 31, 1995 became taxable income to its former parent in conjunction with the sale of the Company in 1996 and was therefore, extinguished.

         The Company had a current income tax payable, which is included in "Other liabilities," in the amount of $3 million at December 31, 1996, and $2.3 million at December 31, 1995.

5.       TRANSACTIONS WITH AFFILIATES

         In conjunction with the sale of the Company, Knightsbridge Management LLC ("Knightsbridge"), an affiliate, accrued transaction fees of $2.5 million, which were capitalized as costs in excess of net assets acquired.

         The Company received $57.3 million in cash from PLAIC as replacement for assets distributed to its former parent in conjunction with the sale of the Company. (See note 2 to Notes to Consolidated Financial Statements.)

         Knightsbridge provides management consulting services to the Company for an annualized fee of $1 million. For the period from July 24, 1996 through December 31, 1996, the accompanying financial statements include $.4 million for these fees. The Company was allocated certain costs from UCFC and its affiliates under a cost sharing agreement totaling $ - million, $2.1 million, $4.1 million and $3.3 million, for the periods from July 24, 1996 to December 31, 1996 and January 1, 1996 to July 23, 1996 and years ended December 31, 1995 and 1994, respectively.

         Knightsbridge also provides investment management consulting services to the Company for a fee based upon the average dollar amount of the related investments. For the period from July 24, 1996 to December 31, 1996, the Company incurred $.6 million in such fees.

         UC Mortgage, an affiliate, services commercial loans for the Company for a fee of three-eights of one percent of the principal balances. For the period from July 24, 1996 to December 31, 1996, the Company paid UC Mortgage $.4 million for mortgage servicing fees. In addition, the Company provides employees to UC Mortgage and is reimbursed for salary and salary related expenses for those employees. The total amount of reimbursed employee expenses for the period from July 24, 1996 to December 31, 1996 was $.3 million. As of December 31, 1996, 1995 and 1994, UC Lending, a former affiliate, serviced loans owned by the Company having aggregate unpaid principal balances of approximately $62.6 million, $338.4 million, and $296.9 million, respectively. The Company paid servicing fees relative to these loans of approximately $ - million, $.5 million, $.9 million, and $1.1 million for the periods from July 24, 1996 to December 31, 1996 and January 1, 1996 to July 23, 1996 and the years ended December 31, 1995 and 1994, respectively.

         The Company has an agreement with UC Lending to purchase qualifying residential home equity mortgage loans originated or purchased and underwritten by UC Lending. (See note 10 to Notes to Consolidated Financial Statements.) These loans are usually held three to six months until resold to UC Lending for sale by UC Lending in loan securitizations. Also, under an agreement applicable to the period from January 1, 1996 to July 23, 1996, and the years ended December 31, 1995 and 1994, UC Lending was obligated to repurchase these home equity loans previously sold to the Company at the time of foreclosure. At December 31, 1996 and 1995, $61 million and $166.5 million, respectively, of home equity loans originated by UC Lending were owned by the Company. During the periods from July 24, 1996 to December 31, 1996, January 1, 1996 to July 23, 1996 and the years ended December 31, 1995 and 1994, the Company purchased home equity loans for approximately $75.2 million, $656 million, $1,169 million and $893 million, respectively, from UC Lending. Sales of these home equity loans to UC Lending by the Company were $51.4 million, $679.2 million, $1.112 billion and $932.7 million for the periods from July 24, 1996 to December 31, 1996 and January 1, 1996 to July 23, 1996 and the years ended December 31, 1995 and 1994, respectively. No gain or loss was recorded by the Company in these transactions.

         The Company formerly leased home office space to UCFC and other former affiliates. Rent income attributable to these affiliates was approximately $ - million and $1 million for the periods from July 24, 1996 to December 31, 1996, and each of the periods from January 1, 1996 to July 23, 1996 and the years ended December 31, 1995 and 1994, respectively.

         United Companies Realty & Development Co., Inc. ("UCRD"), a former affiliate, managed the home office buildings leased by the Company to UCFC and other third party tenants under a real estate management contract for the period from January 1, 1996 to July 23, 1996, and for the years ended December 31, 1995 and 1994. The Company paid approximately $.2 million, $.4 million and $.3 million to UCRD in management fees for the period January 1, 1996 to July 23, 1996, and the years ended December 31, 1995 and 1994, respectively.

         The Company owned at December 31, 1996 and 1995 three subordinated debentures purchased in May 1993, from UC Lending. Listed below is summarized information on the subordinated debentures that were issued by UC Lending:

                               Date of         Principal        Interest        Maturity
                Series          Issue           Balance           Rate            Date
         ----------------   ------------       ---------        --------      -------------
                                        (dollars in thousands)
           A-1              May 14, 1993        $  3,000            6.05%      May 20, 1998
           B                May 14, 1993           3,000            6.64%      May 20, 2000
           C                May 14, 1993           4,000            7.18%      May 20, 2003
                                                --------
               Total                            $ 10,000
                                                ========

         Interest income received from UC Lending with respect to those subordinated debentures totaled approximately $.33 million in each of the periods from July 24 to December 31, 1996, and January 1 to July 23, 1996, and $.67 million in each of the years ended December 31, 1995 and 1994. All principal is paid upon maturity.

6.       DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF INSURANCE IN
         FORCE

         Deferred policy acquisition costs represent commissions, premium taxes and certain other acquisition expenses, including underwriting and issue costs. Information relating to these costs is as follows:

                                               Purchase
                                               basis of
                                              accounting       Historical basis of accounting
                                              ----------    --------------------------------------
                                              Period from   Period from
                                               Jul 24 to     Jan 1 to
                                                Dec 31,       Jul 23,     Years ended December 31,
                                              ----------    ----------    ------------------------
                                                 1996          1996          1995          1994
                                              ----------    ----------    ----------    ----------
                                                             (dollars in thousands)
Unamortized deferred policy
  acquisition costs at beginning of period..  $     --      $   90,703    $   91,915    $   83,495
Policy acquisition costs deferred:
   Commissions .............................       4,298         4,531        11,283        20,743
   Underwriting and issue costs ............         874           266           664         1,205
Policy acquisition costs amortized .........          (8)       (9,699)      (13,159)      (13,528)
Unrealized investment gain adjustment ......        (977)         --            --            --
                                              ----------    ----------    ----------    ----------
   Unamortized deferred policy
     acquisition costs at end of period ....  $    4,187    $   85,801    $   90,703    $   91,915
                                              ==========    ==========    ==========    ==========

         The methods used by the Company to value the fixed benefit, life, and accumulation products purchased are consistent with the valuation methods used most commonly to value blocks of insurance business. It is also consistent with the basic methodology generally used to value insurance assets. The method used by the Company includes identifying the future cash flows from the acquired business, the risks inherent in realizing those cash flows, the rate of return the Company believes it must earn in order to accept the risks inherent in realizing the cash flows, and determining the value of the insurance asset by discounting the expected future cash flows by the discount rate the Company requires.

         The discount rate used to determine such values is the rate of return required in order to invest in the business being acquired. In selecting the rate of return, the Company considered the magnitude of the risks associated with actuarial factors described in the following paragraph, cost of capital available to the Company to fund the acquisition, compatibility with other Company activities that may favorably affect future profits, and the complexity of the acquired Company.

         Expected future cash flows used in determining such values are based on actuarial determination of future premium collection, mortality, surrenders, operating expenses and yields on assets held to back policy liabilities as well as other factors. Variances from original projections, whether positive or negative, are included in income as they occur. To the extent that these variances indicate that future cash flows will differ from those included in the original scheduled amortization of the value of the insurance in force, current and future amortization may be adjusted. Recoverability of the value of insurance in force is evaluated annually and appropriate adjustments are then determined and reflected in the financial statements for the applicable period.


         Information related to the present value of insurance in force is as follows:

                                                Purchase
                                                basis of
                                               accounting
                                               ----------
                                              Period from
                                               Jul 24 to
                                                Dec 31,
                                               ----------
                                                  1996
                                               ----------
                                         (dollars in thousands)
Balance at the beginning of the period .....   $       --
Addition due to acquisition ................       69,077
Accretion of interest ......................        1,633
Amortization ...............................       (6,693)
Unrealized investment gain adjustment ......       (9,086)
                                               ----------
Balance at end of period ...................   $   54,931
                                               ==========

         Expected gross amortization, based upon current assumptions and accretion of interest at a policy or contract rates ranging from 5.36% to 5.43% for the next five years of the present value of insurance in force is as follows:

                      Beginning            Gross           Accretion          Net
                       Balance          Amortization      of Interest     Amortization
-------------------------------------------------------------------------------------------
                                                                     (dollars in thousands)
1997                   $54,931           $13,287            $3,451          $9,836
1998                    45,095            11,386             2,941           8,445
1999                    36,650            10,058             2,465           7,593
2000                    29,057             8,546             2,044           6,502
2001                    22,555             7,082             1,696           5,386

7.       RETIREMENT AND PROFIT SHARING PLANS

         Eligible employees may elect to participate in PennCorp's defined contribution 401(K) retirement plan. Contributions to the Plan are made pursuant to salary deferral elections by participants in an amount equal to 1% to 15% of their annual compensation. In addition, the Company makes matching contributions in an amount equal to 50% of each participant's salary deferral to a maximum of 3% of annual compensation. The defined contribution plan also provides for a discretionary employer profit sharing contribution, which is determined annually by the Board of Directors for the succeeding plan year. Profit sharing contributions are credited to participant's accounts on the basis of their respective compensation in accordance with a formula that provides a higher percentage contribution for compensation in excess of the federal Social Security wage base. Salary deferral contribution accounts are at all times fully vested, while matching contribution accounts vest ratably from one to two years of service, and profit sharing contribution accounts vest ratably from one to five years of service. All participant accounts are fully vested at death, disability or attainment of age 65. Payment of vested benefits under the defined contribution plan may be elected by a participant in a variety of forms of payment. The Company's funding policy is to contribute annually an amount that can be deducted for federal income tax purposes. Expenses related to this plan for the period from July 24, 1996, to December 31, 1996, was $78,000 compared to costs associated with employee benefit plans of the Company's former parent of $184,600, $414,000 and $327,500 for the period from January 1, 1996, through July 23, 1996, and the years ended December 31, 1995 and 1994, respectively.

8.       STATUTORY ACCOUNTING

         Accounting records of the Company are also maintained in accordance with practices prescribed or authorized by insurance regulatory authorities. Prescribed statutory accounting principles include a variety of publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company's capital and surplus pursuant to the statutory accounting basis as of December 31, 1996 and 1995, was $103.1 million and $99.9 million, respectively. On a statutory accounting basis, net gain from operations for the years ended December 31, 1996, 1995 and 1994, was $10.1 million, $12.8 million and $9.7 million, respectively. Net income on a statutory accounting basis, which includes realized capital gains and losses, was $6.8 million, $10 million and $5.8 million for the years ended December 31, 1996, 1995 and 1994, respectively.

                Under the current statutory requirements in Louisiana, the Company has the capacity to pay dividends of $9.4 million in 1997. Extraordinary dividends, with a statutory value of $62.6 million, consisting of real estate, an investment in a limited partnership and $10 million cash, were distributed to the Company's former parent immediately prior to the closing of the sale of the Company. Immediately after the closing, PLAIC contributed $57.3 million cash to the Company as a replacement for the distributed assets. (See note 2 to Notes to Consolidated Financial Statements.) No dividends were paid during 1994 or 1995. As part of its July 1996 approval of PLAIC's acquisition of the Company, the Louisiana Insurance Commissioner approved a dividend plan for the Company pursuant to which the Company may pay a specified amount of dividends for each of the five years following the acquisition, beginning in 1997, amounting to the lesser of the pro forma dividend amounts in such plan or the actual earnings of the Company, and conditioned on the Company's maintaining a risk-based capital of at least 300 percent of the Authorized Control Level.


         The Company received written approval from the Louisiana Department of Insurance to invest in first lien residential mortgage loans originated by UCLC on a short-term basis without recording the assignment of the mortgage loans to the Company, which differs from prescribed statutory accounting practices. Statutory accounting practices prescribed by the State of Louisiana require that investments in mortgage loans be secured by unrestricted first liens on the underlying property. As of December 31, 1996, statutory surplus was increased by approximately $6.3 million as a result of this permitted practice.

9.       DISCLOSURE ABOUT FINANCIAL INSTRUMENTS

                The carrying value and fair value of the Company's financial assets and liabilities were as follows:

                                                  December 31, 1996         December 31, 1995
                                               -----------------------   -----------------------
                                                   Purchase basis            Historical basis
                                                   of accounting              of accounting
                                               -----------------------   -----------------------
                                               Carrying       Fair        Carrying       Fair
                                                 Value        Value        Value         Value
                                               ----------   ----------   ----------   ----------
                                                          (dollars in thousands)
Financial assets:
  Investments:
     Fixed maturity securities:
       Available for sale ..................   $1,144,165   $1,144,165   $1,140,160   $1,140,160
       Held to maturity ....................       48,473       50,902       60,919       59,330
     Mortgage loans on real estate .........      235,981      235,981      336,269      335,157
     Investment real estate ................         --           --         32,423       38,978
     Policy loans ..........................       21,536       21,536       20,291       20,291
     Investment in limited partnership .....        5,704        5,704       25,594       25,594

     Short-term investments ................          467          467       22,804       22,804
     Other invested assets .................        1,491        1,491        3,263        3,263
     Cash ..................................       14,487       14,487        3,028        3,028
  Financial liabilities:
     Annuity reserves ......................    1,330,100    1,271,346    1,417,803    1,350,626
     Repurchase agreements .................         --           --         40,857       40,857

         The above values do not reflect any premium or discount from offering for sale at one time the Company's entire holdings of a particular financial instrument. Fair value estimates are made at a specific point in time based on relevant market information, if available. Because no market exists for certain of the Company's financial instruments, fair value estimates for these assets and liabilities were based on subjective estimates of market conditions and perceived risks of the financial instruments. Fair value estimates were also based on judgments regarding future loss and prepayment experience and were influenced by the Company's historical information.

         The following methods and assumptions were used to estimate the fair value of the Company's financial instruments.

         Fixed Maturity and Equity Securities. The estimated fair value for the Company's investment portfolio was generally determined from quoted market prices for publicly traded securities. Certain of the securities owned by the Company may trade infrequently or not at all; therefore, fair value for these securities was determined by management by evaluating the relationship between quoted market values and carrying value and assigning a liquidity factor to this segment of the investment portfolio.

         Mortgage Loans on Real Estate. The fair value of the Company's loan portfolio was determined by segregating the portfolio by type of loan and further by its performing and non-performing components. Performing loans were further segregated based on the due date of their payments, an analysis of credit risk by category was performed and a matrix of pricing by category was developed. The fair value of delinquent loans was estimated by the Company's using estimated recoveries on defaulted loans.

         Investment Real Estate. The fair value of the Company's investment real estate was based upon independent appraisals of the properties.

         Policy Loans. Policy loans are generally settled at the loan amount plus accrued interest; therefore, the carrying value of these assets is a reasonable estimate of their fair values.

         Other Invested Assets. The fair value of the Company's investment in other invested assets approximates their carrying value.

         Short-term Investments. The carrying amount of short-term investments approximates their fair values because these assets generally mature in 90 days or less and do not present any significant credit concerns.

         Investment in Limited Partnerships. The fair value of the Company's investment in limited partnerships approximated their carrying value.

         Annuity Reserves. The Company's annuity contracts generally do not have a defined maturity and are considered as deposits under SFAS No. 97. SFAS No. 107 states that the fair value to be disclosed for deposit liabilities with no defined maturities is the amount payable on demand at the reporting date. Accordingly, the Company has estimated the fair value of its annuity reserves as the cash surrender value of these contracts.

         Repurchase Agreements. The repurchase agreements mature in less than 60 days; therefore, the carrying value of the repurchase agreements is considered to be a reasonable estimate of fair value.

10.      COMMITMENTS AND CONTINGENCIES

         The Company is obligated under operating leases, including office space, computer equipment and automobiles. Rent expense was $.6 million, $.7 million, and $.5 million in 1996, 1995 and 1994 respectively.

         Minimum annual commitments under noncancellable operating leases are as follows (in thousands of dollars):


1997                                      $   553
1998                                          533
1999                                           44
                                          -------
   Total minimum payments required        $ 1,130
                                          =======

         In connection with the sale of the Company, the Company entered into an agreement with UC Financial which will provide for the Company's purchase of up to $300 million, at any one time outstanding, of first mortgage residential loans originated by UC Financial. The agreement provides that UC Financial will have the right for a limited time to repurchase certain loans which are eligible for securitization by UC Financial. The agreement also has a sublimit of $150 million for loans that are not eligible for securitization by UC Financial.

         In conjunction with the sale of the Company, and in accordance with past practices, historical basis deferred acquisition cost assumptions were adjusted to reflect actual experience to July 24, 1996, the acquisition date. This adjustment resulted in a $2.9 million increase in amortization of deferred acquisition costs associated with certain annuity plans, primarily as a result of revised surrender estimates. As a result of the purchase price adjustment provision contained in the Agreement, and the adjustment noted immediately above, the final aggregate purchase price paid for the Company is yet to be determined, although UC Life does not expect the final aggregate purchase price to vary materially from estimates utilized in the preparation of these financial statements.

         The Company is subject to various litigation arising during the ordinary course of business. While the outcome of such litigation cannot be predicted with certainty, management does not expect the resolution of these matters to have a material adverse effect on the financial condition or results of operations of the Company.

11.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         Summarized quarterly financial data is as follows:

                                                    Historical basis                   Purchase basis
                                                     of accounting                      of accounting
                                         ------------------------------------    -----------------------
                                           Three        Three       Period         Period      Three
                                           Months       Months        from          from       Months
                                           Ended        Ended       Jul 1 to      Jul 24 to     Ended
                                           Mar 31       Jun 30      July 23,       Sep 30,      Dec 31,
                                         ----------   ----------   ----------    ----------   ----------
                                                           (dollars in thousands)
1996:
   Total revenues ....................   $   32,216   $   31,239   $    6,579    $   23,820   $   32,218
   Income (loss) from operations
     before income taxes .............        2,661        2,516       (2,996)        4,095        5,609
   Net income (loss) .................        1,730        1,622       (1,940)        2,569        3,507

                                                                Historical basis of accounting
                                                       -------------------------------------------------
                                                                       Three Months Ended
                                                       -------------------------------------------------
                                                         Mar 31       Jun 30       Sep 30       Dec 31
                                                       ----------   ----------   ----------   ----------
                                                                    (dollars in thousands)
1995:
   Total revenues ..................................   $   33,151   $   35,146   $   32,874   $   31,379
   Income from operations
    before income taxes ............................        3,170        4,563        2,671        1,696
   Net income ......................................        2,266        2,963        1,732        1,074

                                                                     SCHEDULE I

             UNITED COMPANIES LIFE INSURANCE COMPANY AND SUBSIDIARY

                             SUMMARY OF INVESTMENTS


                                                                                                   Amount Shown
                       Type of Investment                               Cost           Value     on Balance Sheet
------------------------------------------------------------------   ------------   ------------ -----------------
                                                                               (dollars in thousands)
Fixed maturity securities available for sale:
  U.S. Government and agencies and authorities ...................   $    644,795   $    655,077   $    655,077
  Municipal ......................................................          5,434          5,387          5,387
  Foreign ........................................................         10,920         11,105         11,105
  Public utilities ...............................................         12,695         12,852         12,852
  All other corporate bonds ......................................        454,006        459,744        459,744
                                                                     ------------   ------------   ------------
          Total fixed maturity securities available for sale .....      1,127,850      1,144,165      1,144,165
                                                                     ------------   ------------   ------------
Fixed maturity securities held to maturity:
  All other corporate bonds ......................................         48,473         50,902         48,473
                                                                     ------------   ------------   ------------
          Total fixed maturity securities ........................      1,176,323      1,195,067      1,192,638
                                                                     ------------   ------------   ------------
Mortgage loans on real estate ....................................        235,981         XXXXXX        235,981
Policy loans .....................................................         21,536         XXXXXX         21,536
Investment in limited partnerships ...............................          5,704         XXXXXX          5,704
Short-term investments ...........................................            467         XXXXXX            467
Other long-term investments ......................................          1,491         XXXXXX          1,491
                                                                     ------------                  ------------
          Total investments ......................................   $  1,441,502                  $  1,457,817
                                                                     ============                  ============

                                                                   SCHEDULE III

             UNITED COMPANIES LIFE INSURANCE COMPANY AND SUBSIDIARY

                      SUPPLEMENTARY INSURANCE INFORMATION




          COLUMN A                  COLUMN B     COLUMN C      COLUMN D      COLUMN F      COLUMN G       COLUMN H   COLUMN I & J
-------------------------------   -----------   -----------   -----------   -----------   -----------   ----------- ----------------
                                                                                                                   Deferred Policy
                                                                                                                   Acquisition Cost
                                    Deferred                                                                         Amortization
                                    Policy                                                   Net        Benefits,        and
                                  Acquisition  Future Policy   Unearned      Premium      Investment     Claims     Other Operating
                                      Costs     Benefits(1)    Premiums     Revenues(3)     Income     Losses, Etc.     Expenses
                                  -----------   -----------   -----------   -----------   -----------   ----------- ---------------
                                                                        (dollars in thousands)
PURCHASE BASIS OF ACCOUNTING:
Period from July 24 through
   December 31, 1996              $     4,187   $ 1,441,307   $       275   $     3,483   $    50,041   $     3,836   $      4,741
HISTORICAL BASIS OF ACCOUNTING:
Period from January 1 through
   July 23, 1996                  $    85,801   $ 1,463,230   $     1,074   $     3,732   $    66,421   $     5,967   $     19,452
Year ended December 31, 1995      $    90,703   $ 1,529,012   $     1,793   $     8,508   $   125,591   $     9,930   $     29,485
Year ended December 31, 1994      $    91,915   $ 1,542,474   $     4,491   $    11,373   $   117,105   $    12,654   $     28,868


NOTES:

(1) Column C includes accumulated fund values on annuity and interest sensitive products.

(2) Column E is omitted as amounts are not material and are included with Column C.

(3) Column F excludes premiums on annuity and interest sensitive products which are accounted for as deposits.

                                                                    SCHEDULE IV

             UNITED COMPANIES LIFE INSURANCE COMPANY AND SUBSIDIARY

                                  REINSURANCE


               COLUMN A                     COLUMN B      COLUMN C     COLUMN D     COLUMN E        COLUMN F
----------------------------------------   ----------    ----------   ----------   ----------     --------------
                                                                                                    Percentage
                                                          Ceded to     Assumed                      of Amount
                                             Direct        Other      From Other     Net           Assumed to
                                             Amount      Companies    Companies      Amount        Net Amount
                                           ----------    ----------   ----------   ----------     --------------
                                                                (dollars in thousands)
Period from July 24, 1996 to
December 31, 1996
   Life insurance in force
      at end of period .................   $  468,284   $  131,816    $  891,694   $1,228,162         72.6%
                                           ==========   ==========    ==========   ==========
   Premiums
     Life insurance ....................   $    2,496   $      481    $    1,214   $    3,229         37.6
     Accident and health insurance .....          208          (46)         --            254         --
                                           ----------   ----------    ----------   ----------
          Total premiums ...............   $    2,704   $      435    $    1,214   $    3,483         34.9
                                           ==========   ==========    ==========   ==========
Period from January 1, 1996 to
July 23, 1996
   Life insurance in force
      at end of period .................   $  498,662   $  141,816    $  992,672   $1,350,148         73.5
                                           ==========   ==========    ==========   ==========
   Premiums
     Life insurance ....................   $    2,719   $      341    $      877   $    3,255         26.9
     Accident and health insurance .....          429          (48)         --            477         --
                                           ----------   ----------    ----------   ----------
                                           $    3,148   $      293    $      877   $    3,732         23.5
                                           ==========   ==========    ==========   ==========
Years ended December 31, 1995
  Life insurance in force
      at end of period ..................   $  554,131   $  149,080    $  992,979   $1,398,030         71.0
                                           ==========   ==========    ==========   ==========
  Premiums
     Life insurance ....................   $    6,016   $    1,625    $    2,588   $    6,979         37.1
     Accident and health insurance .....        1,643          115             1        1,529         --
                                           ----------   ----------    ----------   ----------
          Total premiums ...............   $    7,659   $    1,740    $    2,589   $    8,508         30.4
                                           ==========   ==========    ==========   ==========
Years ended December 31, 1994
  Life insurance in force
      at end of period .................   $  709,883   $  177,585    $1,106,148   $1,638,446         67.5
                                           ==========   ==========    ==========   ==========
  Premiums
     Life insurance ....................   $    7,467   $    1,931    $    2,959   $    8,495         34.8
     Accident and health insurance .....        3,070          199             7        2,878          0.2
                                           ----------   ----------    ----------   ----------
          Total premiums ...............   $   10,537   $    2,130    $    2,966   $   11,373         26.1
                                           ==========   ==========    ==========   ==========

                                                                     SCHEDULE V

             UNITED COMPANIES LIFE INSURANCE COMPANY AND SUBSIDIARY

                       VALUATION AND QUALIFYING ACCOUNTS

                                                             COLUMN C            COLUMN D
               COLUMN A                     COLUMN B         ADDITIONS         DEDUCTIONS(2)  COLUMN E(3)
-----------------------------------------  ---------  ----------------------   -------------  -----------
                                                       Charged
                                           Balance at  to Costs      Charged                  Balance at
                                           Beginning     and        to Other                    End
                                           of Period   Expenses    Accounts(1)                of Period
                                           ---------   ---------   -----------   ---------    ---------
                                                           (dollars in thousands)
Purchase basis of accounting:
-----------------------------
Period from July 24, 1996 to
  December 31, 1996
  Allowance for loan losses ............   $  12,661   $    --     $    --       $     716    $  11,945
  Allowance for real estate losses .....         --         --          --            --          --
  Allowance for bond losses ............         189        --          --            --            189
  Unearned loan charges ................         284        --          --              18          266
                                           ---------   ---------   ---------     ---------    ---------
           Total .......................   $  13,134   $    --     $    --       $     734    $  12,400
                                           =========   =========   =========     =========    =========

Historical basis of accounting:
-----------------------------
Period from January 1, 1996 to
  July 23, 1996
  Allowance for loan losses ............   $   2,117   $     478   $    --       $     771    $   1,824
  Allowance for real estate losses .....       3,987      (1,098)       --           2,889         --
  Allowance for bond losses ............         666         884        --           1,361          189
  Unearned loan charges ................         301        --          --              17          284
                                           ---------   ---------   ---------     ---------    ---------
           Total .......................   $   7,071   $     264   $    --       $   5,038    $   2,297
                                           =========   =========   =========     =========    =========

Year ended December 31, 1995
  Allowance for loan losses ............   $   1,778   $     533   $    --       $     194    $   2,117
  Allowance for real estate losses .....       5,120       1,505        --           2,638        3,987
  Allowance for bond losses ............         317       2,013        --           1,664          666
  Unearned loan charges ................         419        --          --             118          301
                                           ---------   ---------   ---------     ---------    ---------
          Total ........................   $   7,634   $   4,051   $    --       $   4,614    $   7,071
                                           =========   =========   =========     =========    =========
December 31, 1994
  Allowance for loan losses ............   $   2,639   $     649   $    --       $   1,510    $   1,778
  Allowance for real estate losses .....       4,473       2,561        --           1,914        5,120
  Allowance for bond losses ............       1,515       1,849        --           3,047          317
  Unearned loan charges ................         592        --          --             173          419
                                           ---------   ---------   ---------     ---------    ---------
          Total ........................   $   9,219   $   5,059   $    --       $   6,644    $   7,634
                                           =========   =========   =========     =========    =========

---------------------

NOTES:

(1) Represents the approximate amount of unearned loan charges on installment loans originated during the period.

(2) Represents loans and bonds charged off and loan charges earned during the period.

(3) All of the above are deducted in the balance sheet from the asset to which they apply.

                                                                   EXHIBIT 23.1


INDEPENDENT AUDITORS' CONSENT

The Board of Directors and Stockholder
United Companies Life Insurance Company:

We consent to incorporation by reference in the registration statements (Nos. 33-91362 and 33-05778) on Form N-4 of United Companies Life Insurance Company of our report dated February 28, 1997, relating to the consolidated balance sheets of United Companies Life Insurance Company and subsidiary as of December 31, 1996, and the related consolidated statements of operations, cash flows, and stockholder's equity for the periods from July 24, 1996 to December 31, 1996, and from January 1, 1996 to July 23, 1996, and all related schedules, which report appears in the December 31, 1996 annual report on Form 10-K of United Companies Life Insurance Company.


KPMG PEAT MARWICK LLP

Baton Rouge, Louisiana
March 28, 1997

                                                                    EXHIBIT 23.2



INDEPENDENT AUDITORS' CONSENT

We consent to the incorporation by reference of our opinion dated February 29, 1996 appearing in this Annual Report on Form 10-K of United Companies Life Insurance Company in the following: Registration Statement Numbers 33-91362 and 33-05778 on Form N-4, pertaining to United Companies Life Insurance Company's variable annuity separate account, United Companies Separate Account One.


/s/ DELOITTE & TOUCHE LLP

Baton Rouge, Louisiana
March 28, 1997



                                   PART  C
                              OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

A.    FINANCIAL  STATEMENTS

The following financial statements of the Separate Account are included in Part B:

     1.    Independent  Auditor's  Report.

     2.    Statement  of  Assets  and  Liabilities  as  of  December 31, 1996.

     3.    Statement  of  Operations  for  the  Year  Ended December 31, 1996.

     4. Statements of Changes in Net Assets for the Year Ended December 31, 1996 and Period from November 28, 1995 to December 31, 1995.

     5.    Notes  to  Financial  Statements  -  December  31,  1996.

The  following  financial  statements  of  the Company are included in Part B:

     1.    Independent  Auditors'  Report  -  KPMG  Peat  Marwick  LLP
           Independent  Auditors'  Report  -  Deloitte  &  Touche  LLP

     2.    Consolidated  Balance  Sheets  -  December  31,  1996  and  1995.

     3. Consolidated Statements of Operations - Years Ended December 31, 1996, 1995 and 1994.

     4. Consolidated Statements of Cash Flows - Years Ended December 31, 1996, 1995 and 1994.

     5.    Consolidated  Statements  of  Stockholder's  Equity.

     6. Notes to Consolidated Financial Statements for the Years Ended December 31, 1996, 1995 and 1994.

     7.    Financial  Statement  Schedules.

B.          EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*

     2.    Not  Applicable.

     3.    Form  of  Principal  Underwriters  Agreement.*

     4.    (i)   Individual  Fixed and Variable Deferred Annuity Contract.*
           (ii)  Allocated  Fixed  and  Variable  Group  Annuity  Contract.*
           (iii) Allocated  Fixed  and  Variable  Group  Annuity  Certificate.*
           (iv)  Death  Benefit  Endorsement.*

     5.    Application  Form.*

     6.    (i)   Copy  of  Articles  of  Incorporation  of  the  Company.*
           (ii)  Copy  of  the  Bylaws  of  the  Company.*

     7.    Not  Applicable.

     8.    Form  of  Fund Participation Agreements (to be filed by amendment).

     9.    Opinion  and  Consent  of  Counsel.

    10.    Consents  of  Independent  Auditors.

    11.    Not  Applicable.

    12.    Not  Applicable.

    13.    Calculation  of  Performance  Information.

    14.    Not  Applicable.

    15.    Company  Organizational  Chart.

    27.    Not  Applicable.

     * Incorporated by reference to Registrant's Post-Effective Amendment No. 2 as electronically filed on February 28, 1997.

ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The  following  are  the  Executive  Officers  and  Directors  of the Company:

Name and Principal          Position and Offices
  Business Address*         with Depositor
--------------------------  ----------------------------------------------

C. Paul Patsis              Chief Executive Officer, President and
                            Director

James Woodruff Lillie, Jr.  Secretary

Scott D. Silverman          Director

Kitty S. Kennedy            Executive Vice President, Chief Actuary,
                            Chief Administrative Officer and Director

John H. Lancaster           Director, Executive Vice President and Chief
                            Marketing Officer

Michael J. Prager           Director

James P. McDermott          Director

R. Andrew Davidson, III     Treasurer, Senior Vice President (Investments)

Jo Anna Cotaya              Senior Vice President, Commercial Real
                            Estate Group

Francis G. Miller           Senior Vice President, Information Services

Donald M. Woodard           Senior Vice President and Controller

Joel S. Kaplan              Executive Vice President - Financial & Legal
                            Development

* The Principal business address for all officers and directors listed above is III United Plaza, 8545 United Plaza Blvd., Baton Rouge, Louisiana 70809-2264.



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The  Company  organizational  chart  is  included  as  Exhibit  15.

ITEM  27.    NUMBER  OF  CONTRACT  OWNERS

As of February 24, 1997, there were 243 Non-Qualified Contract Owners and 240 Qualified Contract Owners.

ITEM  28.    INDEMNIFICATION

The  Bylaws  (Article  VII)  of  the  Company  provide,  in  part,  that:

This company may indemnify any person who was or is a party or is threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another business, foreign or non-profit corporation, partnership, joint venture or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with the defense or settlement of such action and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent, that the court shall determine upon application that, despite the adjudication of liability that in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity plus such expenses which the court shall deem proper. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner in which he reasonably believed to be in or not opposed to the best interest of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.    PRINCIPAL  UNDERWRITERS

(a)      Not  Applicable.

United Variable Services, Inc. is the principal underwriter for the Contracts. The following persons are the officers and directors of United Variable Services, Inc. The principal business address for each officer and director of United Variable Services, Inc. is III United Plaza, 8545 United Plaza Blvd., Baton Rouge, LA 70809-2264.

(b)  Name and Principal    Positions and Offices
      Business Address     with Underwriter
     --------------------  --------------------------------------

     C. Paul Patsis        President, Chief Executive Officer and
                           Director

     Theresa T. Cockerham  Director

     Mary Lynn Leach       Secretary, Treasurer and Director

     Joel S. Kaplan        Executive Vice President, Financial
                           and Legal Services



(c)      Not  Applicable.

ITEM  30.    LOCATION  OF  ACCOUNTS  AND  RECORDS

Donald M. Woodard, Senior Vice President and Controller, whose address is III United Plaza, 8545 United Plaza Blvd., Baton Rouge, Louisiana 70809-2264, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. United Life & Annuity Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Baton Rouge, and State of Louisiana on this 21st day of April, 1997.

                                 UNITED COMPANIES SEPARATE ACCOUNT ONE
                                 ---------------------------------------
                                 Registrant

                            By:  UNITED LIFE & ANNUITY INSURANCE COMPANY
                                 ---------------------------------------


                            By:  /S/ C. PAUL PATSIS
                                 ---------------------------------------
                                 Mr. C. Paul Patsis
                                 President and Chief Executive Officer


                            By:  UNITED LIFE & ANNUITY INSURANCE COMPANY
                                 ---------------------------------------
                                 Depositor


                            By:  /S/ C. PAUL PATSIS
                                 ---------------------------------------
                                 Mr. C. Paul Patsis
                                 President and Chief Executive Officer




As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                    TITLE                          DATE

                             Director, President and
/S/ C. PAUL PATSIS           Chief Executive Officer        4/21/97
---------------------------                                 -------
C. Paul Patsis



                             Director, Executive Vice
/S/ KITTY S. KENNEDY         President, Chief Administra-   4/21/97
---------------------------                                 -------
Kitty S. Kennedy             tive Officer, & Chief Actuary

                             Director, Executive Vice
/S/ JOHN H. LANCASTER        President, & Chief Marketing   4/21/97
---------------------------                                 -------
John H. Lancaster            Officer


/S/ SCOTT D. SILVERMAN       Director                       4/21/97
---------------------------                                 -------
Scott D. Silverman


/S/ JAMES P. MCDERMOTT       Director                       4/21/97
---------------------------                                 -------
James P. McDermott

                             Treasurer, Chief Investment
/S/ R. ANDREW DAVIDSON, III  Officer, Senior Vice           4/21/97
---------------------------                                 -------
R. Andrew Davidson, III      President


/S/ MICHAEL J. PRAGER        Director                       4/21/97
---------------------------                                 -------
Michael J. Prager










                                   EXHIBITS

                                      TO

                   POST-EFFECTIVE  AMENDMENT  NO.  3  TO  FORM  N-4

                                     FOR

                    UNITED  COMPANIES  SEPARATE  ACCOUNT  ONE

                   UNITED  LIFE  &  ANNUITY  INSURANCE  COMPANY



                               INDEX TO EXHIBITS


ITEM  NO.                                                                 PAGE

EX-99.B9.    Opinion  and  Consent  of  Counsel.

EX-99.B10.  Consents  of  Independent  Auditors.

EX-99.B13.  Calculation  of  Performance  Information.

EX-99.B15.  Company  Organizational  Chart.